PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 96.9%
Affiliated Exchange-Traded Funds 2.9%
PGIM AAA CLO ETF	397,102	$20,355,448
PGIM Active High Yield Bond ETF	50,000	1,774,000
PGIM Corporate Bond 0-5 Year ETF	100,000	5,038,000
PGIM Corporate Bond 5-10 Year ETF	75,000	3,802,005

Total Affiliated Exchange-Traded Funds (cost $31,049,206)(wa)		30,969,453
Common Stocks 60.0%
Aerospace & Defense 2.0%
AAR Corp.*	900	74,511
Airbus SE (France)	4,178	970,232
Astronics Corp.*	2,500	135,600
ATI, Inc.*	10,500	1,204,980
Bharat Electronics Ltd. (India)	49,185	218,932
General Dynamics Corp.	14,300	4,814,238
General Electric Co.	23,200	7,146,296
Howmet Aerospace, Inc.	700	143,514
Kratos Defense & Security Solutions, Inc.*	600	45,546
Mercury Systems, Inc.*	3,900	284,739
Moog, Inc. (Class A Stock)	100	24,355
MTU Aero Engines AG (Germany)	240	99,487
Northrop Grumman Corp.	1,400	798,294
Rolls-Royce Holdings PLC (United Kingdom)	61,291	947,909
RTX Corp.	15,300	2,806,020
Safran SA (France)	1,853	645,432
Singapore Technologies Engineering Ltd. (Singapore)	77,200	504,432
VSE Corp.	1,000	172,770
		21,037,287
Automobile Components 0.7%
Adient PLC*	1,600	30,672
Aptiv PLC*	55,900	4,253,431
BorgWarner, Inc.	5,400	243,324
Bridgestone Corp. (Japan)	23,800	535,483
Dana, Inc.	12,100	287,496
Garrett Motion, Inc. (Switzerland)	3,000	52,290
Holley, Inc.*	8,000	33,040
Hyundai Mobis Co. Ltd. (South Korea)	1,818	471,737
LCI Industries	800	97,072
Phinia, Inc.	1,600	100,304
Standard Motor Products, Inc.	1,400	51,590
Sumitomo Electric Industries Ltd. (Japan)	9,200	370,551
Tokai Rika Co. Ltd. (Japan)	12,400	247,323
Toyo Tire Corp. (Japan)	3,400	94,361
Visteon Corp.	2,200	209,220
		7,077,894
Automobiles 1.3%
Eicher Motors Ltd. (India)	8,345	679,305
Ford Motor Co.	105,600	1,385,472
Geely Automobile Holdings Ltd. (China)	187,000	432,508
General Motors Co.	43,400	3,529,288
Harley-Davidson, Inc.	6,500	133,185
Honda Motor Co. Ltd. (Japan)	24,000	235,552
Isuzu Motors Ltd. (Japan)	4,000	62,428
Kia Corp. (South Korea)	5,072	429,971
Maruti Suzuki India Ltd. (India)	2,821	524,650
Mercedes-Benz Group AG (Germany)	4,187	290,252

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Tata Motors Passenger Vehicles Ltd. (India)	68,640	$280,907
Tesla, Inc.*	12,750	5,733,930
Toyota Motor Corp. (Japan)	3,670	78,821
Winnebago Industries, Inc.	2,400	97,248
		13,893,517
Banks 3.5%
ABN AMRO Bank NV (Netherlands), 144A, CVA	17,998	628,830
AIB Group PLC (Ireland)	16,700	178,529
Ameris Bancorp	1,100	81,697
Banco Bilbao Vizcaya Argentaria SA (Spain)	54,036	1,267,534
Banco Santander SA (Spain)	75,484	888,484
Bancorp, Inc. (The)*	1,200	81,024
Bank Hapoalim BM (Israel)	22,308	504,542
Bank Leumi Le-Israel BM (Israel)	27,967	616,329
Bank of America Corp.	12,200	671,000
Bank of Marin Bancorp	5,700	148,257
Bank of Ningbo Co. Ltd. (China) (Class A Stock)	9,000	36,239
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	400	19,928
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	120,000	173,744
Bank Polska Kasa Opieki SA (Poland)	2,540	144,073
BankUnited, Inc.	6,800	303,076
Bankwell Financial Group, Inc.	800	36,656
Barclays PLC (United Kingdom)	57,022	365,005
BNP Paribas SA (France)	9,723	919,864
CaixaBank SA (Spain)	47,092	575,753
California BanCorp	1,600	29,872
Canadian Imperial Bank of Commerce (Canada)	12,200	1,106,004
Capitec Bank Holdings Ltd. (South Africa)	230	57,735
China Construction Bank Corp. (China) (Class H Stock)	90,000	89,083
Citigroup, Inc.	32,500	3,792,425
City Union Bank Ltd. (India)	20,825	67,405
ConnectOne Bancorp, Inc.	3,300	86,526
Credit Agricole SA (France)	32,194	662,806
Customers Bancorp, Inc.*	2,400	175,488
Danske Bank A/S (Denmark)	1,525	76,153
DBS Group Holdings Ltd. (Singapore)	800	35,044
Erste Group Bank AG (Austria)	588	70,507
First Commonwealth Financial Corp.	13,000	219,180
Flushing Financial Corp.	2,400	36,408
Fulton Financial Corp.	10,500	202,965
Hana Financial Group, Inc. (South Korea)	8,928	582,522
Hilltop Holdings, Inc.	6,900	234,186
HSBC Holdings PLC (United Kingdom)	88,127	1,386,761
Independent Bank Corp.	1,900	138,852
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	180,000	145,657
Industrial Bank Co. Ltd. (China) (Class A Stock)	32,200	97,230
ING Groep NV (Netherlands)	22,462	631,367
Intesa Sanpaolo SpA (Italy)	84,656	584,982
JPMorgan Chase & Co.	9,174	2,956,046
KB Financial Group, Inc. (South Korea)	4,994	429,907
KBC Group NV (Belgium)	2,455	319,729
Lloyds Banking Group PLC (United Kingdom)	216,161	285,919
Metropolitan Bank Holding Corp.	1,200	91,632
Midland States Bancorp, Inc.	3,200	67,744
Mizuho Financial Group, Inc. (Japan)	700	25,546
MVB Financial Corp.	600	15,498
NatWest Group PLC (United Kingdom)	131,120	1,150,222
Nordea Bank Abp (Finland)	37,551	706,494
Northrim BanCorp, Inc.	700	18,627
OTP Bank Nyrt (Hungary)	572	61,332

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	11,700	$2,442,141
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	12,157	286,930
Primis Financial Corp.	12,130	168,728
Provident Financial Services, Inc.	12,300	242,925
Renasant Corp.	300	10,566
Riyad Bank (Saudi Arabia)	28,415	205,659
Royal Bank of Canada (Canada)	1,000	170,478
Sberbank of Russia PJSC (Russia)*^	202,510	—
Seacoast Banking Corp. of Florida	1,400	43,988
Shinhan Financial Group Co. Ltd. (South Korea)	17,614	937,942
Simmons First National Corp. (Class A Stock)	13,000	245,050
Societe Generale SA (France)	8,907	717,049
Standard Chartered PLC (United Kingdom)	30,659	748,093
State Bank of India (India)	11,577	126,642
Sumitomo Mitsui Financial Group, Inc. (Japan)	15,000	482,421
Swedbank AB (Sweden) (Class A Stock)	15,775	547,314
Texas Capital Bancshares, Inc.*	3,200	289,728
Toronto-Dominion Bank (The) (Canada)	6,500	612,612
UniCredit SpA (Italy)	6,502	538,539
United Community Banks, Inc.	8,100	252,882
Valley National Bancorp	26,000	303,680
Wells Fargo & Co.	37,500	3,495,000
Woori Financial Group, Inc. (South Korea)	6,514	126,433
		37,273,218
Beverages 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	1,156	74,193
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	4,300	86,882
Monster Beverage Corp.*	62,000	4,753,540
		4,914,615
Biotechnology 1.7%
AbbVie, Inc.	20,030	4,576,655
ACADIA Pharmaceuticals, Inc.*	5,600	149,576
Agios Pharmaceuticals, Inc.*	3,000	81,660
Alkermes PLC*	6,000	167,880
Amgen, Inc.	9,600	3,142,176
Apogee Therapeutics, Inc.*	1,800	135,864
Arcellx, Inc.*	1,400	91,280
Arcutis Biotherapeutics, Inc.*	5,100	148,104
Ardelyx, Inc.*	18,800	109,604
Argenx SE (Netherlands)*	967	815,707
Arrowhead Pharmaceuticals, Inc.*	800	53,112
Aurinia Pharmaceuticals, Inc. (Canada)*	7,700	122,815
Biogen, Inc.*	6,500	1,143,935
Bridgebio Pharma, Inc.*	3,500	267,715
Catalyst Pharmaceuticals, Inc.*	5,900	137,706
Celcuity, Inc.*	1,400	139,636
Cogent Biosciences, Inc.*	4,000	142,080
Compass Therapeutics, Inc.*	10,900	58,533
CRISPR Therapeutics AG (Switzerland)*	300	15,732
CSL Ltd. (Australia)	2,422	278,727
Cullinan Therapeutics, Inc.*	1,300	13,455
Cytokinetics, Inc.*	600	38,124
Gilead Sciences, Inc.	39,100	4,799,134
GRAIL, Inc.*	600	51,354
Kodiak Sciences, Inc.*	3,000	83,880
Krystal Biotech, Inc.*	150	36,981
Kura Oncology, Inc.*	4,800	49,872
Madrigal Pharmaceuticals, Inc.*	170	98,998

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
MiMedx Group, Inc.*	14,400	$97,488
Mineralys Therapeutics, Inc.*	2,900	105,241
Mirum Pharmaceuticals, Inc.*	2,000	157,980
Myriad Genetics, Inc.*	3,000	18,450
Organogenesis Holdings, Inc.*	7,200	37,296
Praxis Precision Medicines, Inc.*	250	73,685
Precigen, Inc.*	9,000	37,620
Protagonist Therapeutics, Inc.*	1,900	165,946
PTC Therapeutics, Inc.*	2,500	189,900
Puma Biotechnology, Inc.*	3,200	19,040
Rhythm Pharmaceuticals, Inc.*	1,600	171,264
Rigel Pharmaceuticals, Inc.*	2,500	107,075
TG Therapeutics, Inc.*	1,000	29,810
Travere Therapeutics, Inc.*	4,200	160,482
Veracyte, Inc.*	2,300	96,830
Vir Biotechnology, Inc.*	7,300	44,019
		18,462,421
Broadline Retail 1.6%
Alibaba Group Holding Ltd. (China)	32,400	594,895
Amazon.com, Inc.*	60,290	13,916,138
Harvey Norman Holdings Ltd. (Australia)	73,074	337,426
Kohl’s Corp.	4,400	89,804
Macy’s, Inc.	56,100	1,237,005
Next PLC (United Kingdom)	2,290	421,589
Prosus NV (China)*	7,202	445,941
Vishal Mega Mart Ltd. (India)*	243,041	369,086
		17,411,884
Building Products 0.4%
Armstrong World Industries, Inc.	10,000	1,911,000
Carrier Global Corp.	10,900	575,956
Janus International Group, Inc.*	9,200	60,168
Modine Manufacturing Co.*	900	120,159
Nitto Boseki Co. Ltd. (Japan)	4,100	266,518
Owens Corning	6,400	716,224
Resideo Technologies, Inc.*	3,600	126,432
UFP Industries, Inc.	500	45,525
		3,821,982
Capital Markets 2.4%
3i Group PLC (United Kingdom)	2,348	102,957
Anand Rathi Wealth Ltd. (India)	10,619	367,376
Artisan Partners Asset Management, Inc. (Class A Stock)	5,500	224,070
Banco BTG Pactual SA (Brazil), UTS	58,000	555,632
Bank of New York Mellon Corp. (The)	33,350	3,871,602
BGC Group, Inc. (Class A Stock)	27,800	248,254
BSE Ltd. (India)	4,870	142,824
Charles Schwab Corp. (The)	53,300	5,325,203
Deutsche Bank AG (Germany)	27,159	1,046,684
DigitalBridge Group, Inc.	6,800	104,312
Donnelley Financial Solutions, Inc.*	1,100	51,359
flatexDEGIRO AG (Germany)	1,550	66,405
Goldman Sachs Group, Inc. (The)	700	615,300
HDFC Asset Management Co. Ltd. (India), 144A	19,322	574,734
Invesco Ltd.	30,700	806,489
Janus Henderson Group PLC	38,800	1,845,716
JF SmartInvest Holdings Ltd. (China)	7,500	47,610
Morgan Stanley	26,700	4,740,051

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Patria Investments Ltd. (Cayman Islands) (Class A Stock)	2,300	$36,547
Plus500 Ltd. (Israel)	2,800	136,762
Raymond James Financial, Inc.	10,000	1,605,900
S&P Global, Inc.	2,600	1,358,734
Samsung Securities Co. Ltd. (South Korea)	3,594	188,159
SBI Holdings, Inc. (Japan)	1,100	23,705
Tel Aviv Stock Exchange Ltd. (Israel)	2,640	78,675
UBS Group AG (Switzerland)	8,479	391,514
Virtu Financial, Inc. (Class A Stock)	11,600	386,512
Virtus Investment Partners, Inc.	1,150	187,623
		25,130,709
Chemicals 0.2%
5N Plus, Inc. (Canada)*	4,400	56,805
AdvanSix, Inc.	1,050	18,165
Asahi Kasei Corp. (Japan)	34,600	307,551
Avient Corp.	2,300	71,852
Fuso Chemical Co. Ltd. (Japan)	1,400	57,069
Ingevity Corp.*	1,900	112,442
Mativ Holdings, Inc.	12,300	149,445
Ningxia Baofeng Energy Group Co. Ltd. (China) (Class A Stock)	86,800	244,265
Nutrien Ltd. (Canada)	4,500	277,760
Orion SA (Germany)	4,700	24,816
Perimeter Solutions, Inc.*	2,000	55,060
Qinghai Salt Lake Industry Co. Ltd. (China) (Class A Stock)*	19,200	77,512
Sumitomo Chemical Co. Ltd. (Japan)	36,600	104,212
Tokyo Ohka Kogyo Co. Ltd. (Japan)	1,600	59,305
Valhi, Inc.	1,750	21,088
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	47,100	225,551
		1,862,898
Commercial Services & Supplies 0.1%
ABM Industries, Inc.	5,000	211,500
ACCO Brands Corp.	27,100	101,083
Brambles Ltd. (Australia)	1,608	24,555
Deluxe Corp.	10,550	235,581
HNI Corp.	5,200	218,608
Interface, Inc.	3,200	89,344
Liquidity Services, Inc.*	2,100	63,651
Matsuda Sangyo Co. Ltd. (Japan)	1,900	63,953
MillerKnoll, Inc.	8,200	149,896
		1,158,171
Communications Equipment 1.0%
Arista Networks, Inc.*	13,200	1,729,596
Calix, Inc.*	3,200	169,376
Ciena Corp.*	8,900	2,081,443
Cisco Systems, Inc.	64,500	4,968,435
CommScope Holding Co., Inc.*	6,300	114,219
NetScout Systems, Inc.*	8,900	240,834
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	28,430	276,682
Viavi Solutions, Inc.*	20,000	356,400
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	1,600	139,265
		10,076,250
Construction & Engineering 0.3%
Arcosa, Inc.	3,000	318,960
Dycom Industries, Inc.*	590	199,361

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
HOCHTIEF AG (Germany)	1,608	$629,503
IES Holdings, Inc.*	590	229,522
Koninklijke BAM Groep NV (Netherlands)	15,400	167,946
MYR Group, Inc.*	1,210	264,385
Primoris Services Corp.	100	12,414
Sterling Infrastructure, Inc.*	340	104,118
Toa Corp. (Japan)	6,600	119,444
Toda Corp. (Japan)	6,000	48,552
Toenec Corp. (Japan)	10,000	123,530
Tokyu Construction Co. Ltd. (Japan)	11,900	99,467
Tutor Perini Corp.	5,200	348,504
Vinci SA (France)	2,976	418,673
		3,084,379
Construction Materials 0.0%
Cemex SAB de CV (Mexico), UTS	363,500	417,447
Malayan Cement Bhd (Malaysia)	65,800	124,206
		541,653
Consumer Finance 0.5%
American Express Co.	7,800	2,885,610
Bread Financial Holdings, Inc.	3,500	259,105
Capital One Financial Corp.	3,300	799,788
Enova International, Inc.*	2,300	361,560
LendingClub Corp.*	2,700	51,138
Muthoot Finance Ltd. (India)	10,036	425,687
NerdWallet, Inc. (Class A Stock)*	11,700	158,535
PROG Holdings, Inc.	6,000	176,940
Qfin Holdings, Inc. (China), ADR	7,800	150,306
		5,268,669
Consumer Staples Distribution & Retail 0.7%
Carrefour SA (France)	16,539	275,963
Costco Wholesale Corp.	2,600	2,242,084
Dollar General Corp.	4,100	544,357
Dollar Tree, Inc.*	3,400	418,234
George Weston Ltd. (Canada)	1,200	82,786
JD Health International, Inc. (China), 144A*	21,850	156,485
Koninklijke Ahold Delhaize NV (Netherlands)	19,685	807,221
Kroger Co. (The)	25,200	1,574,496
Loblaw Cos. Ltd. (Canada)	11,000	497,286
Target Corp.	3,700	361,675
Tesco PLC (United Kingdom)	104,260	620,016
		7,580,603
Containers & Packaging 0.0%
O-I Glass, Inc.*	4,750	70,110
Transcontinental, Inc. (Canada) (Class A Stock)	19,400	321,131
		391,241
Distributors 0.0%
GigaCloud Technology, Inc. (Class A Stock)*	900	35,352
Diversified Consumer Services 0.2%
AcadeMedia AB (Sweden), 144A	13,548	145,199
ADT, Inc.	169,800	1,370,286
Adtalem Global Education, Inc.*	1,500	155,205

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services (cont’d.)
Frontdoor, Inc.*	5,300	$305,757
Graham Holdings Co. (Class B Stock)	80	87,888
Laureate Education, Inc.*	6,600	222,222
Perdoceo Education Corp.	2,900	85,057
		2,371,614
Diversified REITs 0.0%
Charter Hall Group (Australia)	22,134	360,019
Diversified Telecommunication Services 0.8%
AT&T, Inc.	40,200	998,568
Cogeco Communications, Inc. (Canada)	7,300	353,525
Deutsche Telekom AG (Germany)	26,060	848,280
Globalstar, Inc.*	1,300	79,352
Lumen Technologies, Inc.*	15,500	120,435
NOS SGPS SA (Portugal)	63,818	300,832
Ooredoo QPSC (Qatar)	134,810	482,024
Proximus SADP (Belgium)	13,875	115,228
Saudi Telecom Co. (Saudi Arabia)	38,610	442,155
Verizon Communications, Inc.	119,490	4,866,828
		8,607,227
Electric Utilities 0.6%
American Electric Power Co., Inc.	13,700	1,579,747
Axia Energia (Brazil)	5,400	49,827
CPFL Energia SA (Brazil)	18,900	183,676
Enel SpA (Italy)	91,521	951,574
FirstEnergy Corp.	41,200	1,844,524
Inter RAO UES PJSC (Russia)*^	4,433,000	6
NextEra Energy, Inc.	2,400	192,672
NRG Energy, Inc.	5,200	828,048
OGE Energy Corp.	5,200	222,040
Portland General Electric Co.	6,200	297,538
		6,149,652
Electrical Equipment 1.0%
ABB Ltd. (Switzerland)	14,271	1,052,023
Allient, Inc.	1,400	75,250
Amprius Technologies, Inc.*	1,200	9,468
Bloom Energy Corp. (Class A Stock)*	2,400	208,536
Contemporary Amperex Technology Co. Ltd. (China) (Class H Stock)	1,100	71,543
Eaton Corp. PLC	2,400	764,424
Fujikura Ltd. (Japan)	2,500	277,239
GE Vernova, Inc.	4,900	3,202,493
Harbin Electric Co. Ltd. (China) (Class H Stock)	42,000	90,020
LSI Industries, Inc.	3,000	54,960
Mitsubishi Electric Corp. (Japan)	5,900	172,026
Nextpower, Inc. (Class A Stock)*	3,900	339,729
Rockwell Automation, Inc.	5,400	2,100,978
Sensata Technologies Holding PLC	44,500	1,481,405
Shoals Technologies Group, Inc. (Class A Stock)*	1,600	13,600
Siemens Energy AG (Germany)*	2,527	354,509
Sunrun, Inc.*	700	12,880
Vicor Corp.*	1,400	153,440
		10,434,523
Electronic Equipment, Instruments & Components 0.7%
Advanced Energy Industries, Inc.	630	131,903

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Alps Alpine Co. Ltd. (Japan)	11,400	$145,515
Avnet, Inc.	12,300	591,384
Belden, Inc.	2,150	250,582
Celestica, Inc. (Canada)*	2,800	828,260
Chroma ATE, Inc. (Taiwan)	2,000	49,467
Codan Ltd. (Australia)	8,292	156,780
Corning, Inc.	2,800	245,168
Daktronics, Inc.*	8,000	158,160
Delta Electronics, Inc. (Taiwan)	32,000	976,127
Eoptolink Technology, Inc. Ltd. (China) (Class A Stock)	6,100	374,417
ePlus, Inc.	800	70,160
Fabrinet (Thailand)*	190	86,503
Halma PLC (United Kingdom)	8,008	380,099
Hon Hai Precision Industry Co. Ltd. (Taiwan)	77,000	564,435
Kaga Electronics Co. Ltd. (Japan)	2,500	61,914
Keysight Technologies, Inc.*	3,000	609,570
Methode Electronics, Inc.	9,200	61,088
nLight, Inc.*	2,100	78,771
Plexus Corp.*	200	29,400
Rogers Corp.*	600	54,942
Sanmina Corp.*	900	135,063
ScanSource, Inc.*	1,000	39,060
TTM Technologies, Inc.*	2,500	172,500
Vontier Corp.	29,400	1,093,092
		7,344,360
Energy Equipment & Services 0.1%
Aker Solutions ASA (Norway)	30,472	93,160
DMC Global, Inc.*	7,200	48,168
Helix Energy Solutions Group, Inc.*	4,200	26,334
Oceaneering International, Inc.*	6,100	146,583
Patterson-UTI Energy, Inc.	2,600	15,886
ProPetro Holding Corp.*	16,600	157,866
RPC, Inc.	2,500	13,600
SBM Offshore NV (Netherlands)	2,604	74,923
TETRA Technologies, Inc.*	13,100	122,747
Transocean Ltd.*	18,500	76,405
		775,672
Entertainment 0.5%
Anycolor, Inc. (Japan)	9,300	286,892
MIXI, Inc. (Japan)	2,400	41,730
NetEase, Inc. (China)	28,600	787,221
Netflix, Inc.*	17,500	1,640,800
Walt Disney Co. (The)	23,200	2,639,464
		5,396,107
Financial Services 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	5,949	2,990,265
Enact Holdings, Inc.	6,100	241,804
EVERTEC, Inc. (Puerto Rico)	1,800	52,362
Fidelity National Information Services, Inc.	29,700	1,973,862
Fiserv, Inc.*	24,400	1,638,948
HA Sustainable Infrastructure Capital, Inc.	5,100	160,293
Helia Group Ltd. (Australia)	158,018	579,208
Investor AB (Sweden) (Class B Stock)	9,198	327,776
Jackson Financial, Inc. (Class A Stock)	1,700	181,305
Mastercard, Inc. (Class A Stock)	14,475	8,263,488
ORIX Corp. (Japan)	9,300	272,000

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Paragon Banking Group PLC (United Kingdom)	8,225	$94,633
PayPal Holdings, Inc.	11,300	659,694
Poste Italiane SpA (Italy), 144A	6,153	154,464
Power Finance Corp. Ltd. (India)	26,352	104,340
StoneCo Ltd. (Brazil) (Class A Stock)*	800	11,832
Visa, Inc. (Class A Stock)	9,505	3,333,499
		21,039,773
Food Products 0.7%
Bunge Global SA	1,500	133,620
Canada Packers, Inc. (Canada)	2,920	34,230
Conagra Brands, Inc.	157,800	2,731,518
Danone SA (France)	3,224	290,802
First Pacific Co. Ltd. (Indonesia)	206,000	157,701
General Mills, Inc.	15,200	706,800
Hain Celestial Group, Inc. (The)*	26,200	28,034
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	43,310
Inghams Group Ltd. (Australia)	17,850	29,608
Ingredion, Inc.	17,100	1,885,446
JBS NV (Class A Stock)*	21,900	315,798
Maple Leaf Foods, Inc. (Canada)	11,600	210,694
Mission Produce, Inc.*	2,700	31,320
Nestle SA	3,576	354,951
Smithfield Foods, Inc.	10,800	241,164
Triputra Agro Persada PT (Indonesia)	395,200	35,550
WH Group Ltd. (Hong Kong), 144A	254,000	282,960
		7,513,506
Gas Utilities 0.2%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	800	36,320
Italgas SpA (Italy)	33,270	371,080
Korea Gas Corp. (South Korea)	1,360	37,054
National Fuel Gas Co.	5,800	464,348
Northwest Natural Holding Co.	3,500	163,590
Osaka Gas Co. Ltd. (Japan)	4,600	159,835
Rubis SCA (France)	6,802	255,398
Southwest Gas Holdings, Inc.	1,000	80,020
Superior Plus Corp. (Canada)	24,200	124,125
		1,691,770
Ground Transportation 0.4%
CSX Corp.	60,000	2,175,000
Uber Technologies, Inc.*	27,100	2,214,341
		4,389,341
Health Care Equipment & Supplies 0.9%
Alphatec Holdings, Inc.*	6,000	126,240
AtriCure, Inc.*	1,100	43,516
Avanos Medical, Inc.*	5,150	57,835
Boston Scientific Corp.*	13,100	1,249,085
DENTSPLY SIRONA, Inc.	18,200	208,026
Eckert & Ziegler SE (Germany)	1,438	25,559
Embecta Corp.	10,000	118,800
EssilorLuxottica SA (France)	834	263,709
Haemonetics Corp.*	600	48,090
ICU Medical, Inc.*	1,000	142,670
IDEXX Laboratories, Inc.*	1,900	1,285,407
Inogen, Inc.*	12,100	81,312

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	6,600	$3,737,976
iRadimed Corp.	400	38,912
iRhythm Technologies, Inc.*	800	141,952
Japan Lifeline Co. Ltd. (Japan)	9,600	96,420
Medtronic PLC	6,700	643,602
PHC Holdings Corp. (Japan)	21,000	149,265
STERIS PLC	4,100	1,039,432
TransMedics Group, Inc.*	1,300	158,145
Varex Imaging Corp.*	1,100	12,815
		9,668,768
Health Care Providers & Services 1.4%
Alignment Healthcare, Inc.*	13,100	258,725
Ambea AB (Sweden), 144A	7,629	116,740
BrightSpring Health Services, Inc.*	5,600	209,720
Cardinal Health, Inc.	13,700	2,815,350
Centene Corp.*	16,600	683,090
Cigna Group (The)	10,800	2,972,484
CVS Health Corp.	36,300	2,880,768
Extendicare, Inc. (Canada)	19,800	307,989
Fresenius Medical Care AG (Germany)	4,128	197,176
Fresenius SE & Co. KGaA (Germany)	6,443	369,131
GeneDx Holdings Corp.*	100	13,006
Genertec Universal Medical Group Co. Ltd. (China), 144A	261,000	199,585
Guardant Health, Inc.*	2,500	255,350
HealthEquity, Inc.*	1,200	109,932
LifeStance Health Group, Inc.*	9,100	64,064
McKesson Corp.	1,000	820,290
Medipal Holdings Corp. (Japan)	23,200	410,705
Progyny, Inc.*	1,100	28,248
UnitedHealth Group, Inc.	6,600	2,178,726
		14,891,079
Health Care REITs 0.1%
American Healthcare REIT, Inc.	3,000	141,180
CareTrust REIT, Inc.	7,500	271,200
Diversified Healthcare Trust	38,850	188,422
		600,802
Health Care Technology 0.0%
Waystar Holding Corp.*	3,300	108,075
Hotel & Resort REITs 0.0%
Apple Hospitality REIT, Inc.	2,900	34,365
Xenia Hotels & Resorts, Inc.	1,100	15,554
		49,919
Hotels, Restaurants & Leisure 0.7%
Bloomin’ Brands, Inc.	104,300	643,531
Booking Holdings, Inc.	890	4,766,244
Brinker International, Inc.*	100	14,352
El Pollo Loco Holdings, Inc.*	13,700	143,302
Galaxy Entertainment Group Ltd. (Macau)	116,000	571,975
Hiday Hidaka Corp. (Japan)	4,800	105,742
Hilton Grand Vacations, Inc.*	5,800	259,550
Kangwon Land, Inc. (South Korea)	2,616	34,378
Life Time Group Holdings, Inc.*	5,700	151,506

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott Vacations Worldwide Corp.	1,400	$80,766
Travel + Leisure Co.	2,700	190,431
		6,961,777
Household Durables 0.1%
Cavco Industries, Inc.*	30	17,722
De’ Longhi SpA (Italy)	1,003	42,698
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	30,000	172,964
Helen of Troy Ltd.*	1,200	25,500
Iida Group Holdings Co. Ltd. (Japan)	20,800	334,297
Leggett & Platt, Inc.	4,100	45,100
Panasonic Holdings Corp. (Japan)	49,600	643,016
Sonos, Inc.*	900	15,804
Sony Group Corp. (Japan)	1,000	25,651
Taylor Morrison Home Corp.*	3,500	206,045
		1,528,797
Household Products 0.0%
Henkel AG & Co. KGaA (Germany)	448	34,096
Reckitt Benckiser Group PLC (United Kingdom)	600	48,551
		82,647
Independent Power & Renewable Electricity Producers 0.1%
Hallador Energy Co.*	10,600	201,824
Solaria Energia y Medio Ambiente SA (Spain)*	17,938	381,267
		583,091
Industrial Conglomerates 0.2%
Astra International Tbk PT (Indonesia)	240,700	96,607
CITIC Ltd. (China)	415,000	644,959
CK Hutchison Holdings Ltd. (United Kingdom)	70,000	475,892
Hitachi Ltd. (Japan)	22,700	711,908
Honeywell International, Inc.	1,900	370,671
Siemens AG (Germany)	538	150,681
		2,450,718
Industrial REITs 0.5%
Industrial Logistics Properties Trust	7,400	40,996
Prologis, Inc.	40,900	5,221,294
		5,262,290
Insurance 1.4%
AIA Group Ltd. (Hong Kong)	7,000	72,052
Allianz SE (Germany)	259	119,756
Allstate Corp. (The)	18,000	3,746,700
American International Group, Inc.	40,700	3,481,885
AXA SA (France)	20,091	963,987
Axis Capital Holdings Ltd.	3,900	417,651
BB Seguridade Participacoes SA (Brazil)	3,900	25,762
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	6,800	30,838
F&G Annuities & Life, Inc.	3,800	117,230
Fairfax Financial Holdings Ltd. (Canada)	400	762,345
Genworth Financial, Inc.*	30,100	271,803
Great-West Lifeco, Inc. (Canada)	1,800	88,771
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	600	16,740
HCI Group, Inc.	1,300	249,197

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Heritage Insurance Holdings, Inc.*	6,900	$201,894
iA Financial Corp., Inc. (Canada)	2,000	259,123
Mercury General Corp.	1,400	131,684
MetLife, Inc.	13,900	1,097,266
MS&AD Insurance Group Holdings, Inc. (Japan)	1,700	39,911
New China Life Insurance Co. Ltd. (China) (Class H Stock)	63,300	443,529
NN Group NV (Netherlands)	1,680	129,603
Palomar Holdings, Inc.*	1,400	188,664
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	52,000	109,325
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	70,500	592,179
Power Corp. of Canada (Canada)	2,600	138,188
Powszechny Zaklad Ubezpieczen SA (Poland)	7,268	134,527
QBE Insurance Group Ltd. (Australia)	40,965	542,354
SCOR SE (France)	1,850	62,276
Skyward Specialty Insurance Group, Inc.*	1,000	51,110
Talanx AG (Germany)	4,723	627,398
Turkiye Sigorta A/S (Turkey)	150,140	41,311
		15,155,059
Interactive Media & Services 3.6%
Alphabet, Inc. (Class A Stock)	40,700	12,739,100
Alphabet, Inc. (Class C Stock)	34,540	10,838,652
Bumble, Inc. (Class A Stock)*	37,400	133,518
Cars.com, Inc.*	8,800	107,360
Diamond Sports Group LLC*(x)	5,129	8,550
Meta Platforms, Inc. (Class A Stock)	18,669	12,323,220
Tencent Holdings Ltd. (China)	24,700	1,895,566
TripAdvisor, Inc.*	800	11,648
Ziff Davis, Inc.*	3,800	133,570
		38,191,184
IT Services 1.2%
Accenture PLC (Class A Stock)	8,100	2,173,230
Applied Digital Corp.*	600	14,712
ASGN, Inc.*	5,100	245,667
BIPROGY, Inc. (Japan)	2,500	86,358
Capgemini SE (France)	2,960	491,503
CGI, Inc. (Canada)	6,400	591,157
Cognizant Technology Solutions Corp. (Class A Stock)	56,100	4,656,300
Dentsu Soken, Inc. (Japan)	8,700	152,071
DigitalOcean Holdings, Inc.*	300	14,436
Fastly, Inc. (Class A Stock)*	22,800	232,104
HCL Technologies Ltd. (India)	12,262	221,616
Infosys Ltd. (India)	20,412	367,597
Mitsubishi Research Institute, Inc. (Japan)	1,900	60,499
MongoDB, Inc.*	2,500	1,049,225
NEC Corp. (Japan)	21,900	740,998
Shopify, Inc. (Canada) (Class A Stock)*	3,000	483,042
Tata Consultancy Services Ltd. (India)	7,353	262,717
Wipro Ltd. (India)	220,813	647,375
		12,490,607
Leisure Products 0.0%
BRP, Inc.	900	63,637
JAKKS Pacific, Inc.	1,400	23,632
Polaris, Inc.	800	50,600

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Roland Corp. (Japan)	5,300	$120,831
Technogym SpA (Italy), 144A	6,291	118,723
		377,423
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies Corp.*	8,500	138,040
Azenta, Inc.*	2,600	86,476
Chemometec A/S (Denmark)	720	77,057
SAI Life Sciences Ltd. (India), 144A*	16,222	163,874
Thermo Fisher Scientific, Inc.	3,300	1,912,185
West Pharmaceutical Services, Inc.	1,600	440,224
Wuxi Biologics Cayman, Inc. (China), 144A*	38,500	155,687
		2,973,543
Machinery 1.1%
Albany International Corp. (Class A Stock)	900	45,630
Astec Industries, Inc.	3,800	164,616
Atlas Copco AB (Sweden) (Class B Stock)	6,717	107,383
Atmus Filtration Technologies, Inc.	3,700	192,067
Caterpillar, Inc.	4,700	2,692,489
Crane Co.	12,700	2,342,261
Cummins India Ltd. (India)	6,432	317,425
Douglas Dynamics, Inc.	2,600	84,890
Enpro, Inc.	1,250	267,662
Epiroc AB (Sweden) (Class B Stock)	1,729	34,785
ESCO Technologies, Inc.	1,600	312,624
Franklin Electric Co., Inc.	2,600	248,378
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	220	77,539
Helios Technologies, Inc.	400	21,396
Konecranes OYJ (Finland)	5,767	631,518
Mitsui E&S Co. Ltd. (Japan)	1,300	46,409
Mueller Water Products, Inc. (Class A Stock)	2,500	59,550
NSK Ltd. (Japan)	62,400	389,352
NTN Corp. (Japan)	161,000	378,303
Parker-Hannifin Corp.	700	615,272
Proto Labs, Inc.*	3,000	151,770
Sandvik AB (Sweden)	22,944	741,116
Sany Heavy Equipment International Holdings Co. Ltd. (China)	52,000	57,987
Schindler Holding AG (Switzerland)	100	35,384
SPX Technologies, Inc.*	1,230	246,074
Standex International Corp.	300	65,184
Sunonwealth Electric Machine Industry Co. Ltd. (Taiwan)	69,000	350,298
Terex Corp.	1,200	64,056
Tsugami Corp. (Japan)	3,100	56,966
Wartsila OYJ Abp (Finland)	18,016	637,850
Worthington Enterprises, Inc.	3,400	175,338
Yutong Bus Co. Ltd. (China) (Class A Stock)	6,700	31,403
		11,642,975
Marine Transportation 0.2%
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	112,000	197,739
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	64,000	386,077
Kirby Corp.*	10,700	1,178,926
Matson, Inc.	100	12,355
Nippon Yusen KK (Japan)	6,100	197,589
SITC International Holdings Co. Ltd. (China)	35,000	125,244

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Marine Transportation (cont’d.)
Wallenius Wilhelmsen ASA (Norway)	7,800	$77,662
Yang Ming Marine Transport Corp. (Taiwan)	46,000	81,337
		2,256,929
Media 0.6%
AMC Networks, Inc. (Class A Stock)*	1,200	11,424
Comcast Corp. (Class A Stock)	189,300	5,658,177
Future PLC (United Kingdom)	24,355	172,827
Gray Media, Inc.	5,700	27,588
Stagwell, Inc.*	3,600	17,604
		5,887,620
Metals & Mining 0.9%
Agnico Eagle Mines Ltd. (Canada)	5,700	966,618
Alpha Metallurgical Resources, Inc.*	100	19,988
ARE Holdings, Inc. (Japan)	12,300	250,645
Barrick Mining Corp. (Canada)	25,400	1,106,456
Boliden AB (Sweden)*	10,288	569,917
China Gold International Resources Corp. Ltd. (China)	19,400	391,333
China Hongqiao Group Ltd. (China)	208,000	873,543
Coeur Mining, Inc.*	14,000	249,620
Commercial Metals Co.	5,750	398,015
Compass Minerals International, Inc.*	700	13,748
Critical Metals Corp. (Austria)*(a)	9,000	62,460
Fortescue Ltd. (Australia)	25,456	372,230
Fresnillo PLC (Mexico)	4,143	184,738
Gold Fields Ltd. (South Africa)	1,650	71,944
Kinross Gold Corp. (Canada)	33,700	949,213
Materion Corp.	1,200	149,184
Newmont Corp.	10,700	1,068,395
Nucor Corp.	1,900	309,909
OR Royalties, Inc. (Canada)	2,600	92,100
Perseus Mining Ltd. (Australia)	10,486	39,421
Polyus PJSC (Russia)*^	37,040	—
Rio Tinto Ltd. (Australia)	1,285	125,359
Rio Tinto PLC (Australia)	2,486	200,250
SSR Mining, Inc. (Canada)*	2,600	56,992
SunCoke Energy, Inc.	27,200	195,840
Vale SA (Brazil)	17,600	229,805
Warrior Met Coal, Inc.	2,200	193,974
Wheaton Precious Metals Corp. (Brazil)	600	70,537
Worthington Steel, Inc.	4,900	169,638
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	40,200	189,066
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	86,000	393,746
		9,964,684
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Adamas Trust, Inc.	6,200	45,260
Arbor Realty Trust, Inc.	6,800	52,768
Claros Mortgage Trust, Inc.*	8,600	26,316
Franklin BSP Realty Trust, Inc.	13,600	136,408
KKR Real Estate Finance Trust, Inc.	4,500	36,990
TPG Mortgage Investment Trust, Inc.	2,700	23,004
Two Harbors Investment Corp.	2,500	26,250
		346,996

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.1%
Avista Corp.	6,200	$238,948
Engie SA (France)	39,711	1,043,182
		1,282,130
Office REITs 0.0%
Hudson Pacific Properties, Inc. *	7,571	81,994
Oil, Gas & Consumable Fuels 1.9%
Bharat Petroleum Corp. Ltd. (India)	22,500	96,249
BKV Corp. (Thailand)*	600	16,290
BP PLC	21,615	126,058
California Resources Corp.	4,400	196,724
Chevron Corp.	18,525	2,823,395
ConocoPhillips	21,800	2,040,698
CVR Energy, Inc.*	500	12,720
d’Amico International Shipping SA (Italy)	9,900	57,582
Devon Energy Corp.	48,200	1,765,566
Equinor ASA (Norway)	15,265	359,977
Exxon Mobil Corp.	72,825	8,763,760
Friedrich Vorwerk Group SE (Germany)	3,703	350,821
Indian Oil Corp. Ltd. (India)	69,086	128,076
Indo Tambangraya Megah Tbk PT (Indonesia)	33,800	44,300
Inpex Corp. (Japan)	37,400	748,020
LUKOIL PJSC (Russia)*^	10,297	—
Oil & Natural Gas Corp. Ltd. (India)	230,499	616,808
Par Pacific Holdings, Inc.*	1,700	59,738
PBF Energy, Inc. (Class A Stock)	4,700	127,464
Peabody Energy Corp.	5,100	151,470
Petroleo Brasileiro SA (Brazil)	16,600	98,552
Repsol SA (Spain)	4,612	86,053
Rosneft Oil Co. PJSC (Russia)*^	31,520	—
Shell PLC	8,883	327,359
Suncor Energy, Inc. (Canada)	6,300	279,623
Talos Energy, Inc.*	6,200	68,324
Uranium Energy Corp.*	4,500	52,560
Woodside Energy Group Ltd. (Australia)	11,584	180,625
World Kinect Corp.	9,049	212,018
		19,790,830
Paper & Forest Products 0.0%
Sylvamo Corp.	2,700	130,005
Passenger Airlines 0.2%
Eva Airways Corp. (Taiwan)	208,000	241,868
International Consolidated Airlines Group SA (United Kingdom)	116,360	646,079
Qantas Airways Ltd. (Australia)	22,337	154,319
Ryanair Holdings PLC (Italy)	10,436	359,808
SkyWest, Inc.*	1,260	126,517
Turk Hava Yollari AO (Turkey)	52,710	329,305
		1,857,896
Personal Care Products 0.0%
APR Corp. (South Korea)*	1,368	219,348
Edgewell Personal Care Co.	2,300	39,215
Gillette India Ltd. (India)	475	44,224
Herbalife Ltd.*	4,400	56,716
Nu Skin Enterprises, Inc. (Class A Stock)	3,500	33,670
		393,173

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 2.3%
Amneal Pharmaceuticals, Inc.*	3,900	$49,140
ANI Pharmaceuticals, Inc.*	1,200	94,728
Astellas Pharma, Inc. (Japan)	54,500	725,369
AstraZeneca PLC (United Kingdom)	1,655	306,273
Axsome Therapeutics, Inc.*	500	91,320
Bristol-Myers Squibb Co.	18,700	1,008,678
Collegium Pharmaceutical, Inc.*	700	32,410
Eli Lilly & Co.	6,150	6,609,282
Galderma Group AG (Switzerland)	4,196	854,443
H. Lundbeck A/S (Denmark)	20,125	135,973
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A	16,000	74,133
Indivior PLC (United Kingdom)*	1,600	57,408
Johnson & Johnson	11,919	2,466,637
Ligand Pharmaceuticals, Inc.*	900	170,163
Liquidia Corp.*	4,400	151,756
Lupin Ltd. (India)	3,559	83,598
Merck & Co., Inc.	32,525	3,423,582
Novartis AG	13,219	1,821,525
Pacira BioSciences, Inc.*	2,900	75,052
Perrigo Co. PLC	90,700	1,262,544
Pfizer, Inc.	38,400	956,160
Phibro Animal Health Corp. (Class A Stock)	600	22,416
Prestige Consumer Healthcare, Inc.*	1,510	93,152
Rapport Therapeutics, Inc.*	5,100	154,734
Roche Holding AG	4,631	1,912,465
Sandoz Group AG (Switzerland)	2,308	167,575
Sino Biopharmaceutical Ltd. (China)	284,000	225,961
Strides Pharma Science Ltd. (India)	4,736	47,467
Sumitomo Pharma Co. Ltd. (Japan)*	22,800	336,722
Sun Pharmaceutical Industries Ltd. (India)	9,214	176,428
Tarsus Pharmaceuticals, Inc.*	200	16,376
Theravance Biopharma, Inc.*	1,300	24,323
Trevi Therapeutics, Inc.*	10,800	135,216
UCB SA (Belgium)	504	140,428
Xeris Biopharma Holdings, Inc.*	16,200	127,170
Zydus Lifesciences Ltd. (India)	5,900	60,106
		24,090,713
Professional Services 0.2%
Alight, Inc. (Class A Stock)	47,800	93,210
Clarivate PLC*	135,100	451,234
Concentrix Corp.	20,600	856,548
Conduent, Inc.*	78,441	150,607
eClerx Services Ltd. (India)	1,150	60,071
JAC Recruitment Co. Ltd. (Japan)	3,300	22,425
Kforce, Inc.	3,200	98,944
Korn Ferry	400	26,408
Teleperformance SE (France)	1,559	112,825
TriNet Group, Inc.	1,800	106,434
TrueBlue, Inc.*	13,350	60,742
TTEC Holdings, Inc.*	11,150	40,140
		2,079,588
Real Estate Management & Development 0.4%
Compass, Inc. (Class A Stock)*	21,400	226,198
Cushman & Wakefield Ltd.*	17,700	286,563
Emaar Properties PJSC (United Arab Emirates)	222,191	848,001
Jones Lang LaSalle, Inc.*	6,100	2,052,467
Marcus & Millichap, Inc.	500	13,645
Newmark Group, Inc. (Class A Stock)	9,600	166,464

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
St. Joe Co. (The)	1,500	$89,055
Vonovia SE (Germany)	7,185	206,780
		3,889,173
Retail REITs 0.0%
Klepierre SA (France)	2,554	101,050
SITE Centers Corp.	1,900	12,198
		113,248
Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc.*	14,900	3,190,984
Advantest Corp. (Japan)	2,700	341,409
Ambarella, Inc.*	200	14,168
Analog Devices, Inc.	8,200	2,223,840
ASML Holding NV (Netherlands)	1,564	1,685,241
Broadcom, Inc.	36,450	12,615,345
Credo Technology Group Holding Ltd.*	2,500	359,725
FormFactor, Inc.*	3,900	217,542
Intel Corp.*	68,000	2,509,200
KLA Corp.	400	486,032
Lam Research Corp.	22,700	3,885,786
Micron Technology, Inc.	13,300	3,795,953
NVIDIA Corp.	197,300	36,796,450
Rambus, Inc.*	3,500	321,615
Renesas Electronics Corp. (Japan)*	25,700	352,009
Rigetti Computing, Inc.*	2,500	55,375
Silicon Laboratories, Inc.*	2,000	261,400
SiTime Corp.*	590	208,382
SK hynix, Inc. (South Korea)	3,796	1,719,126
SkyWater Technology, Inc.*	700	12,712
Synaptics, Inc.*	1,300	96,226
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	108,000	5,308,987
Ultra Clean Holdings, Inc.*	1,500	37,995
		76,495,502
Software 4.7%
ACI Worldwide, Inc.*	4,900	234,269
Agilysys, Inc.*	500	59,420
Amplitude, Inc. (Class A Stock)*	1,700	19,686
Appian Corp. (Class A Stock)*	6,300	223,146
AppLovin Corp. (Class A Stock)*	1,000	673,820
Autodesk, Inc.*	6,200	1,835,262
Blackbaud, Inc.*	200	12,664
Box, Inc. (Class A Stock)*	8,150	243,766
Cadence Design Systems, Inc.*	4,000	1,250,320
Clear Secure, Inc. (Class A Stock)	400	14,032
Digital Turbine, Inc.*	5,400	27,000
D-Wave Quantum, Inc. (Canada)*	4,700	122,905
Elastic NV*	10,800	814,752
Freshworks, Inc. (Class A Stock)*	7,100	86,975
Intuit, Inc.	2,600	1,722,292
LiveRamp Holdings, Inc.*	1,200	35,244
Microsoft Corp.	69,316	33,522,604
Mitek Systems, Inc.*	17,000	179,350
NCR Voyix Corp.*	7,100	72,420
Oracle Corp.	3,700	721,167
Pagaya Technologies Ltd. (Class A Stock)*	2,000	41,800
Palantir Technologies, Inc. (Class A Stock)*	17,000	3,021,750
Porch Group, Inc.*	1,300	11,869

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Red Violet, Inc.	700	$39,865
Riot Platforms, Inc.*	1,500	19,005
Salesforce, Inc.	11,500	3,046,465
SAP SE (Germany)	1,382	335,783
ServiceNow, Inc.*	2,250	344,677
SoundHound AI, Inc. (Class A Stock)*(a)	2,800	27,916
Sprinklr, Inc. (Class A Stock)*	3,000	23,340
Telos Corp.*	13,500	68,850
Tenable Holdings, Inc.*	3,200	75,296
Terawulf, Inc.*	2,400	27,576
Workiva, Inc.*	3,100	267,375
		49,222,661
Specialized REITs 0.0%
Outfront Media, Inc.	7,800	187,980
Safehold, Inc.	2,600	35,594
		223,574
Specialty Retail 1.2%
Abercrombie & Fitch Co. (Class A Stock)*	1,400	176,218
American Eagle Outfitters, Inc.	11,000	290,070
Asbury Automotive Group, Inc.*	730	169,747
Cartrade Tech Ltd. (India)*	10,705	336,881
Citi Trends, Inc.*	700	29,092
Clas Ohlson AB (Sweden) (Class B Stock)	2,847	93,605
Eagers Automotive Ltd. (Australia)	16,712	274,173
Five Below, Inc.*	3,100	583,916
Group 1 Automotive, Inc.	550	216,315
Groupe Dynamite, Inc. (Canada)	4,900	295,132
Home Depot, Inc. (The)	4,358	1,499,588
Jarir Marketing Co. (Saudi Arabia)	17,950	61,159
Lowe’s Cos., Inc.	17,175	4,141,923
Petco Health & Wellness Co., Inc.*	5,600	15,736
Pop Mart International Group Ltd. (China), 144A	7,200	173,712
Sonic Automotive, Inc. (Class A Stock)	200	12,372
ThredUp, Inc. (Class A Stock)*	2,500	15,975
TJX Cos., Inc. (The)	21,900	3,364,059
Ulta Beauty, Inc.*	700	423,507
Urban Outfitters, Inc.*	900	67,734
		12,240,914
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	123,754	33,643,762
Chenbro Micom Co. Ltd. (Taiwan)	3,000	95,459
CompoSecure, Inc. (Class A Stock)*	3,000	57,840
Diebold Nixdorf, Inc.*	3,600	244,404
Logitech International SA (Switzerland)	1,218	123,649
Samsung Electronics Co. Ltd. (South Korea)	16,239	1,361,070
Sandisk Corp.*	1,300	308,594
Western Digital Corp.	19,700	3,393,719
Xerox Holdings Corp.	13,400	31,758
		39,260,255
Textiles, Apparel & Luxury Goods 0.1%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	418	90,142
Gunze Ltd. (Japan)	4,800	131,297
Kontoor Brands, Inc.	1,800	109,962
LVMH Moet Hennessy Louis Vuitton SE (France)	231	174,113

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Movado Group, Inc.	3,100	$63,922
Onward Holdings Co. Ltd. (Japan)	14,500	68,012
OVS SpA (Italy), 144A	4,834	27,432
		664,880
Tobacco 0.2%
Altria Group, Inc.	5,900	340,194
Imperial Brands PLC (United Kingdom)	22,111	928,445
Japan Tobacco, Inc. (Japan)	1,700	61,102
Scandinavian Tobacco Group A/S (Denmark), 144A	25,568	383,635
Turning Point Brands, Inc.	400	43,360
Universal Corp.	3,200	168,800
		1,925,536
Trading Companies & Distributors 0.2%
AerCap Holdings NV (Ireland)	3,900	560,664
Hanwa Co. Ltd. (Japan)	5,800	265,744
Mitsubishi Corp. (Japan)	11,200	256,174
NPK International, Inc.*	21,800	259,856
Sumitomo Corp. (Japan)	25,800	893,003
WESCO International, Inc.	800	195,712
Xometry, Inc. (Class A Stock)*	300	17,841
		2,448,994
Transportation Infrastructure 0.1%
International Container Terminal Services, Inc. (Philippines)	62,460	599,383
Wireless Telecommunication Services 0.1%
Advanced Info Service PCL (Thailand)	15,800	156,896
Bharti Airtel Ltd. (India)	7,004	164,394
Digicel International Finance Ltd. (Jamaica)*(x)	11,557	206,581
Etihad Etisalat Co. (Saudi Arabia)	7,865	138,191
Freenet AG (Germany)	2,185	75,267
		741,329

Total Common Stocks (cost $405,336,619)		634,103,068
Preferred Stocks 0.1%
Banks 0.0%
Citigroup Capital XIII, 10.470%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	3,000	90,600
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	112,250
Electric Utilities 0.0%
Axia Energia (Brazil) (PRFC)*	1,419	12,723
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	126,400	709,541
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,081	191,240

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	751	$9,343

Total Preferred Stocks (cost $962,442)		1,125,697

Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	9,592	—

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 5.3%
Automobiles 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30		400	412,432
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		180	178,617
Series 2021-02, Class D, 144A	2.600	05/15/34		300	294,157
Series 2023-01, Class C, 144A	5.580	08/15/35		500	511,115
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28		500	499,355
Series 2023-01A, Class B, 144A	5.810	02/14/31		1,000	1,025,257
Series 2023-01A, Class C, 144A	6.140	02/14/31		400	410,814
					3,331,747
Collateralized Loan Obligations 3.2%
AGL CLO Ltd. (United Kingdom), Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	10/20/37		3,250	3,262,074
CIFC Funding Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.145(c)	10/15/38		2,850	2,855,767
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.904(c)	05/22/32	EUR	898	1,056,360
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	898	1,052,978

Elmwood CLO Ltd. (Cayman Islands), Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	10/20/37		2,000	2,007,295
Madison Park Funding Ltd. (Cayman Islands), Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.605(c)	01/15/38		1,750	1,756,643
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.654(c)	05/15/37	EUR	2,500	2,944,860
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.231(c)	03/20/38		2,850	2,857,280
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.110(c)	10/20/38		2,000	1,997,688

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.346(c)	10/15/34		3,500	3,501,337
Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.196(c)	03/15/38		2,000	2,005,460
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.815(c)	04/22/35	EUR	3,298	3,862,467
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.454(c)	07/20/37		2,000	2,007,168
Toro European CLO DAC (Ireland), Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.676(c)	04/15/37	EUR	1,750	2,063,263
					33,230,640

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.6%
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990%	02/15/33	1,000	$1,009,950
Series 2025-02A, Class C, 144A	5.260	07/15/33	1,200	1,208,194

GreenSky Home Improvement Issuer Trust, Series 2025-03A, Class A3, 144A	4.520	12/27/60	400	400,929
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59	40	41,276
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	77	75,693
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31	700	682,101
Onemain Financial Issuance Trust, Series 2025-01A, Class C, 144A	5.200	07/14/38	400	405,188
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	307	302,229
Series 2022-02A, Class D, 144A	6.550	10/14/34	800	803,948
Series 2023-02A, Class C, 144A	6.740	09/15/36	200	206,552
Series 2023-02A, Class D, 144A	7.520	09/15/36	200	207,203

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	43	43,043
Stream Innovations Issuer Trust, Series 2025-01A, Class A, 144A	5.050	09/15/45	389	393,267
				5,779,573
Equipment 0.1%
MetroNet Infrastructure Issuer LLC, Series 2025-04A, Class A2, 144A	5.163	12/20/55	500	500,851
Home Equity Loans 0.8%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	321	325,609
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55	132	133,627
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	379	378,671

COOPR Residential Mortgage Trust, Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	750	756,042
EFMT,
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60	348	352,310
Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	539	543,728
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.618(c)	03/20/54	136	136,179
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55	295	297,976
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	166	167,198
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	340	341,451
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	315	318,354
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	390	393,621
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	443	446,997
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	800	807,460
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	460	464,350
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	147	149,078
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	57	57,424
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	54	54,958
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	185	186,929
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	533	533,556
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	500	500,456
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	305	308,221
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	336	339,179

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2025-CES02, Class A1, 144A	5.348%(cc)	07/25/65	448	$450,778
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	404	407,333
				8,851,485
Other 0.3%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.324(c)	10/16/28	600	599,998
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	700	682,971
OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.474(c)	02/25/55	584	585,742
PK Alift Loan Funding 7 LP, Series 2025-02, Class A, 144A	4.750	03/15/43	391	391,451
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.482(c)	12/25/27	600	603,795
Tricon Residential Trust, Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.850(c)	03/17/42	695	695,811
				3,559,768
Student Loans 0.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 144A	3.130	02/15/68	32	31,834
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	54	52,896
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	121	117,710

SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 144A	2.540	05/15/46	173	167,433
				369,873

Total Asset-Backed Securities (cost $54,750,665)				55,623,937
Commercial Mortgage-Backed Securities 4.2%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	986,918
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,663,274

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.589(cc)	02/15/50	40,575	202,623
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,340,466
Series 2020-C07, Class XB, IO	0.970(cc)	04/15/53	4,900	187,831
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,648,347
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,386,419
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,704,815
Series 2019-B15, Class A2	2.914	12/15/72	371	354,633
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,445,894

BMO Mortgage Trust, Series 2023-C07, Class A2	6.770	12/15/56	1,800	1,885,132
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	6.061(c)	11/15/38	780	779,220
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.441(c)	08/15/41	749	750,353

BX Trust, Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	5.813(c)	10/15/36	1,350	1,345,548
BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.373(c)	10/18/42	415	412,830

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CFK Trust, Series 2020-MF02, Class B, 144A	2.792%	03/15/39	1,200	$1,120,320
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class A4	2.620	08/10/56	1,600	1,513,899
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,293,159
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	210,689
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	1,000	23,848

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,469,749
CSAIL Commercial Mortgage Trust, Series 2017-C08, Class A3	3.127	06/15/50	723	711,803
Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	112	111,923
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.335(cc)	03/25/26	1,829	1,996
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	1,100	1,117,277
GS Mortgage Securities Trust, Series 2021-GSA03, Class XB, IO	0.614(cc)	12/15/54	35,000	1,168,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	5.365(c)	09/15/29	270	262,506
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,261,122
Series 2019-H06, Class A3	3.158	06/15/52	1,056	1,024,881
Series 2020-L04, Class A2	2.449	02/15/53	3,538	3,304,861

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	8.049(c)	03/15/39	500	501,206
NJ Trust, Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	500	524,205
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	900	924,640
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	275	285,940
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	610	639,158
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	935	921,234
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,640,313
Series 2018-C09, Class A3	3.854	03/15/51	350	346,797
Series 2018-C14, Class A3	4.180	12/15/51	721	723,199
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A3	2.834	06/15/49	531	529,985
Series 2016-C35, Class A3	2.674	07/15/48	714	710,860
Series 2016-NXS06, Class A3	2.642	11/15/49	1,464	1,461,419
Series 2017-C38, Class A4	3.190	07/15/50	614	606,230
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,046,771
Series 2018-C48, Class A4	4.037	01/15/52	1,546	1,533,479

Total Commercial Mortgage-Backed Securities (cost $45,420,371)				44,086,072
Corporate Bonds 12.9%
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,856,549
Sr. Unsec’d. Notes	2.750	02/01/26	400	399,421
Sr. Unsec’d. Notes	3.625	03/01/48	555	395,809
Sr. Unsec’d. Notes	5.705	05/01/40	175	178,838
Sr. Unsec’d. Notes	5.930	05/01/60	280	274,656
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	500	501,155
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	35	36,901

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	02/01/29	30	$31,233

RTX Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	235,753
				3,910,315
Agriculture 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	107,148
Gtd. Notes	6.343	08/02/30	100	108,078
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	1,410	1,420,154
Gtd. Notes	5.931	02/02/29	30	31,445

Philip Morris International, Inc., Sr. Unsec’d. Notes	4.750	02/12/27	750	757,373
				2,424,198
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	120	118,832
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	152,550
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	260	263,240
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000	10/11/27	39	38,595
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	259,852
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	59,669
				892,738
Auto Manufacturers 0.5%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	4.500	08/11/30	840	843,230
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	125	98,860
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	197,810
Sr. Unsec’d. Notes	2.900	02/16/28	425	409,087
Sr. Unsec’d. Notes	4.125	08/17/27	200	198,589
Sr. Unsec’d. Notes	7.350	03/06/30	385	413,206

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.400	10/15/28	2,305	2,197,737
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.400	06/23/32	480	496,343
				4,854,862
Auto Parts & Equipment 0.2%
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.150	09/13/34	400	403,617
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	26,096
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	249,803
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	77,691

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250%	08/15/33	25	$25,964
Sr. Sec’d. Notes, 144A	5.750	08/15/32	40	40,974

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	925	929,031
				1,753,176
Banks 3.0%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	198,938
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	594,628
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	427,960
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	158,910
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	207,673
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,830,443
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	114,366
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	351,479
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,103,030
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	610	616,902
Sr. Unsec’d. Notes	5.367(ff)	02/25/31	1,075	1,110,043
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	721,454
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	685	624,619

Capital One NA, Sr. Unsec’d. Notes	4.250	03/13/26	315	315,068
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	201,039
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	210,385
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	167,918
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	815,415
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	256,393
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	288,216
Sr. Unsec’d. Notes	3.700	01/12/26	200	199,968
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,497,129
Sr. Unsec’d. Notes	4.650	07/23/48	55	48,580
Sub. Notes	4.450	09/29/27	195	196,247

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	860	897,339
Deutsche Bank AG (Germany), Sub. Notes	7.079(ff)	02/10/34	250	274,407
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	285,741
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	390,504
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	416,546
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,281,226
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	188,867
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	95,176
Sub. Notes	6.750	10/01/37	275	307,269
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	997,002
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	342,802
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	108,682
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	453,992
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	142,821
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,587,241
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	85,334

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.452%(ff)	12/05/29	250	$252,572
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	473,485
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	230	237,360
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	892,469
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,166,257
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	241,343
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	192,828
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	442,660

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	4.954(ff)	07/08/33	1,095	1,112,966
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	250,464
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	458,590
UniCredit SpA (Italy), Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	375,473
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	755,650
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,442,554
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	957,346
				31,363,769
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	148,668
Gtd. Notes	4.900	02/01/46	403	372,487
				521,155
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	355	356,971
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.750	03/01/28	425	425,743
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	160	139,569
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	145,683
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	20	20,884

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	290,050
				1,021,929
Chemicals 0.2%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	225	205,308
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	8.500	01/12/31	604	233,672
CF Industries, Inc., Gtd. Notes	5.300	11/26/35	70	69,824
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39	31	39,988
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	245	249,199

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750%	05/02/34		413	$445,400
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	198,750
Gtd. Notes	6.500	09/27/28		200	196,300

Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33		60	60,570
					1,699,011
Commercial Services 0.2%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		132	131,811
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		190	195,160
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	216,392
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		20	23,182
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		130	131,865
Gtd. Notes, 144A	6.000	03/15/34		25	25,331

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	58,769
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	185,553
Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32		80	81,573
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	192,123
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	35,083
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	187,642
Gtd. Notes	3.875	02/15/31		62	59,336

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	536,461
					2,060,281
Computers 0.0%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		200	174,552
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		131	142,291
					316,843
Diversified Financial Services 0.1%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		320	340,411
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		350	340,803
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		325	317,580
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	6.150	12/06/28		200	209,812
					1,208,606

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 1.3%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365%	06/15/26	335	$336,511
Arizona Public Service Co., Sr. Unsec’d. Notes(a)	5.700	08/15/34	1,290	1,357,166
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	128,581
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	100	96,525
Sr. Sec’d. Notes, 144A	4.500	02/15/28	175	175,095
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	149,881
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	228,310
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	136,177
General Ref. Mortgage, Series Z	2.400	09/01/26	170	168,226

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	440	434,984
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	575,708
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	477,495
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	59,482
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	208,205
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	140,389
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	385	384,014
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.500	07/12/31	1,190	1,068,961
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	206,875
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	450	482,909

Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	314,287
Florida Power & Light Co., First Mortgage	5.950	10/01/33	45	49,201
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	32,824
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	289,137
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	232,222
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,084
Gtd. Notes, 144A	3.375	02/15/29	50	47,793
Gtd. Notes, 144A	3.625	02/15/31	125	116,779
Gtd. Notes, 144A	3.875	02/15/32	275	256,971
Gtd. Notes, 144A	5.250	06/15/29	225	225,607
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	81,693
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	123,202
Sr. Unsec’d. Notes	4.150	04/01/48	175	138,295
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	193,558
Sr. Sec’d. Notes	3.250	06/01/31	510	474,820

PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55	50	52,078
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	29,665

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37		125	$134,610
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48		230	185,054
Southern California Edison Co., First Mortgage	5.300	03/01/28		490	500,391
Southwestern Public Service Co., First Mortgage	3.700	08/15/47		250	187,783
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29		1,135	1,088,699
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		200	202,736
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		650	664,057
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		150	165,313

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.625	02/15/27		550	550,321
VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30		190	188,277
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41		105	96,367
					13,487,318
Engineering & Construction 0.2%
AECOM, Gtd. Notes, 144A	6.000	08/01/33		20	20,492
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	313,963
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	328,400
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		85	88,758
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	176,188
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	199,126
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	175,534
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	352,375
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		80	76,017
Gtd. Notes, 144A	5.625	01/31/34		85	85,953
					1,816,806
Entertainment 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		325	311,965
Sr. Sec’d. Notes, 144A	7.000	02/15/30		125	129,448

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		200	196,872
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		140	151,735
					790,020
Environmental Control 0.0%
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31		80	83,769

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500%	03/31/31		20	$20,235
Gtd. Notes, 144A	5.750	03/31/34		35	35,131
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		325	317,782
Sr. Sec’d. Notes, 144A	8.000	09/15/28		125	123,179
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	269	307,040
Sr. Sec’d. Notes	8.125	05/14/30	GBP	250	312,977

JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	6.500	12/01/52		260	267,175
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., Gtd. Notes, 144A	6.250	03/01/56		266	265,022
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	72,515
Gtd. Notes, 144A	4.375	01/31/32		200	190,617
					1,911,673
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		350	351,854
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	544,588
Sr. Unsec’d. Notes	4.800	02/15/44		15	13,503

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	723,436
					1,633,381
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		400	391,103
Healthcare-Services 0.5%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		200	194,621
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	76,516
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	40,444
Sr. Unsec’d. Notes	4.650	01/15/43		30	26,889

HCA, Inc., Gtd. Notes, MTN	7.750	07/15/36		400	459,065
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	116,619
Unsec’d. Notes, Series 2021	2.810	06/01/41		495	368,186

Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30		1,110	1,110,992
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		155	107,853
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31		1,155	1,037,472
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	178,606
Unsec’d. Notes, Series H	2.746	10/01/26		50	49,502
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		450	441,923
Sr. Sec’d. Notes, 144A	5.500	11/15/32		105	106,496

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.500%	04/15/33	75	$74,451
Sr. Unsec’d. Notes	5.200	04/15/63	1,475	1,322,049
Sr. Unsec’d. Notes	5.300	06/15/35	15	15,530
				5,727,214
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	790	834,199
Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	600	559,644
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	149,399
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	655,013
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	508,959
Gtd. Notes, 144A	5.750	11/15/32	30	30,864
				1,903,879
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	60	58,628
Sr. Unsec’d. Notes	6.625	05/15/32	25	24,170

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	225	211,148
				293,946
Insurance 0.2%
Asurion LLC & Asurion Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	8.000	12/31/32	100	103,820
CNA Financial Corp., Sr. Unsec’d. Notes	5.125	02/15/34	150	150,985
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.000	12/07/33	875	927,568
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	79,718
Gtd. Notes, 144A	3.951	10/15/50	180	133,340
Gtd. Notes, 144A	4.569	02/01/29	350	351,712

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	118,291
Markel Group, Inc., Sr. Unsec’d. Notes	5.000	03/30/43	25	22,852
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	13,488
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	198,105
Sub. Notes, 144A	6.850	12/16/39	22	25,331
				2,125,210

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.2%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581%	05/30/49	1,625	$1,720,333
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	66	68,001
				1,788,334
Iron/Steel 0.0%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	175	185,542
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	95	98,335
Gtd. Notes, 144A(a)	7.375	05/01/33	55	57,179
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	40	40,909
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	40	41,011

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	7.000	04/01/31	50	51,919
				474,895
Leisure Time 0.1%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	170	171,850
Sr. Sec’d. Notes, 144A	4.000	08/01/28	250	245,625

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	125	128,161
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.875	10/15/33	60	60,808
				606,444
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	300	278,453
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	558,557
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	830,841

MGM Resorts International, Gtd. Notes	6.500	04/15/32	195	200,836
				1,868,687
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,170
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	125	132,987
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28	89	90,119
				275,276
Media 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	375	370,802
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	100	91,896
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	120	98,771
Sr. Sec’d. Notes	6.384	10/23/35	110	113,459
Sr. Sec’d. Notes	6.484	10/23/45	172	161,795

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes	3.969%	11/01/47		19	$14,222
Gtd. Notes	5.500	05/15/64		700	625,373

Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/01/34		1,380	1,357,230
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29		100	88,862
Gtd. Notes(x)	7.375	07/01/28		50	48,250
Gtd. Notes(x)	7.750	07/01/26		475	469,093

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27		400	416,243
Time Warner Cable LLC,
Sr. Sec’d. Notes	4.500	09/15/42		320	246,292
Sr. Sec’d. Notes	5.500	09/01/41		140	122,807

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		220	227,792
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	370,550
					4,823,437
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		225	228,868
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		75	77,703
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	203,547
Novelis Corp., Gtd. Notes, 144A	6.375	08/15/33		150	152,168
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35		95	111,892
					774,178
Miscellaneous Manufacturing 0.0%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		450	451,439
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29		50	51,516
Oil & Gas 0.6%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31		450	412,672
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		79	100,397
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37		950	1,018,940
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		190	174,346
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		25	25,783
Gtd. Notes, 144A	8.625	11/01/30		75	78,538
Gtd. Notes, 144A	8.750	07/01/31		70	72,663

ConocoPhillips Co., Gtd. Notes	3.758	03/15/42		150	122,415
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32		305	296,033

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41		35	$33,897
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		68	68,901
Sr. Unsec’d. Notes	8.625	01/19/29		525	563,141

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	111,717
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		200	197,566
Gtd. Notes, 144A	5.875	02/01/29		125	125,169
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	49,342
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		135	130,989
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	47,447
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	141,112
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		54	53,243
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		65	63,891
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		54	53,243
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		16	15,973

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		175	177,208
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	330	441,209
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.625	06/15/38		42	38,262
Gtd. Notes	6.700	02/16/32		768	765,796
Gtd. Notes, MTN	8.750	06/02/29		180	192,980

Phillips 66 Co., Gtd. Notes	3.550	10/01/26		360	358,994
Transocean International Ltd., Gtd. Notes, 144A	8.250	05/15/29		70	70,283
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	877,762
					6,879,912
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		780	728,585
Ball Corp.,
Gtd. Notes	2.875	08/15/30		175	161,598
Gtd. Notes	5.500	09/15/33		130	132,421
Gtd. Notes	6.000	06/15/29		250	257,255

Clydesdale Acquisition Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/32		75	77,211
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		25	25,415
					1,382,485
Pharmaceuticals 0.4%
AbbVie, Inc., Sr. Unsec’d. Notes	4.700	05/14/45		740	669,104
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28		125	125,883
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28		150	131,218
Gtd. Notes, 144A	5.000	02/15/29		75	57,121
Gtd. Notes, 144A	5.250	01/30/30		50	35,076

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc. (Canada), (cont’d.)
Gtd. Notes, 144A	5.250%	02/15/31	350	$224,437
Gtd. Notes, 144A	6.250	02/15/29	50	40,000
Gtd. Notes, 144A	7.000	01/15/28	250	226,250
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	44,625
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	800	710,901
Sr. Unsec’d. Notes	4.300	03/25/28	359	360,328
Sr. Unsec’d. Notes	5.125	07/20/45	357	322,716
Sr. Unsec’d. Notes	5.300	12/05/43	45	41,914

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	200	165,740
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	191,044
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	658,074
Viatris, Inc., Gtd. Notes	4.000	06/22/50	40	26,650
				4,031,081
Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	07/01/34	130	130,991
Gtd. Notes, 144A	6.625	02/01/32	70	72,594

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	347,902
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	10	8,604
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	613,069
Sr. Unsec’d. Notes	4.950	06/15/28	210	213,490
Sr. Unsec’d. Notes	5.000	05/15/50	170	142,463
Sr. Unsec’d. Notes	5.300	04/15/47	500	444,796
Sr. Unsec’d. Notes	6.400	12/01/30	150	162,071
Sr. Unsec’d. Notes	6.550	12/01/33	80	87,785

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	185	169,093
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	323,242
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	145,746
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	583,592
Sr. Unsec’d. Notes	4.500	04/15/38	175	159,750
Sr. Unsec’d. Notes	4.700	04/15/48	195	162,185
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,879

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	208,162
ONEOK, Inc., Gtd. Notes	4.950	10/15/32	865	869,133
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	164,195
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	275,199
Gtd. Notes, 144A	6.000	12/31/30	125	125,985
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	28,179
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	27,296
Sr. Sec’d. Notes, 144A	6.250	01/15/30	275	278,134

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000%(ff)	09/30/29(oo)	205	$161,986
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	145	147,629
Sr. Sec’d. Notes, 144A	6.500	06/15/34	53	54,182
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,156,055
Sr. Unsec’d. Notes	5.300	03/01/48	20	17,260
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	197,398
Sr. Unsec’d. Notes	5.150	03/15/34	340	345,886
Sr. Unsec’d. Notes	5.400	03/02/26	430	430,983
Sr. Unsec’d. Notes	5.400	03/04/44	175	167,814
				8,440,728
Real Estate 0.1%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	65	67,988
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	339,799
Gtd. Notes, 144A	5.375	08/01/28	275	276,186
				683,973
Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes(a)	1.875	10/15/30	620	553,221
Sr. Unsec’d. Notes	5.200	02/15/29	235	241,838

Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	450	429,496
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	345	340,223
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	43,733
Sr. Unsec’d. Notes	4.750	02/15/28	350	337,774
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	315	291,958
Gtd. Notes	5.250	12/15/32	950	973,348

Invitation Homes Operating Partnership LP, Gtd. Notes(a)	4.950	01/15/33	980	994,543
MPT Operating Partnership LP/MPT Finance Corp., Sr. Sec’d. Notes, 144A	8.500	02/15/32	25	26,714
Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28	800	791,383
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	205	212,681
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	350	334,498
Starwood Property Trust, Inc., Gtd. Notes, 144A	5.250	10/15/28	195	196,570
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31	1,395	1,268,931
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	545	459,798
				7,496,709

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.125%	06/15/29		100	$102,798
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	162,104
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	100	121,192
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	100	139,247

Carvana Co., Sr. Sec’d. Notes, 144A	9.000	06/01/30		225	235,843
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	634,679
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	433,716

Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34		345	348,002
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		225	217,518
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		100	104,477
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		325	325,000
					2,824,576
Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419	04/15/33		1,750	1,620,160
Sr. Unsec’d. Notes	4.900	07/15/32		380	387,839
					2,007,999
Software 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		105	95,940
Gtd. Notes, 144A	9.250	06/01/30		100	93,011

Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28		620	634,798
					823,749
Telecommunications 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		1,240	1,088,640
Sr. Unsec’d. Notes	2.550	12/01/33		129	110,133
Sr. Unsec’d. Notes	3.550	09/15/55		115	76,631
Sr. Unsec’d. Notes	4.500	05/15/35		125	120,067
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		42	4
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		30	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		340	352,964
EchoStar Corp., Sr. Sec’d. Notes(x)	10.750	11/30/29		600	662,703
Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	202,532
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	6.875	06/30/33		140	143,276
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		300	362,977
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	126	0

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes	2.550%	02/15/31		1,910	$1,744,735
Gtd. Notes	2.625	02/15/29		275	262,739
Gtd. Notes	3.750	04/15/27		75	74,760

Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.401	07/02/37		4	4,045
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	300	382,649
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		60	62,975
					5,651,830
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28		135	143,852
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37		170	186,724
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	189,932
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		380	353,947
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		25	26,073
Gtd. Notes, 144A	7.125	02/01/32		80	84,183
					984,711
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.550	05/01/28		485	498,887
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		305	317,597
					816,484

Total Corporate Bonds (cost $139,999,529)					136,520,815
Floating Rate and Other Loans 0.1%
Auto Parts & Equipment 0.0%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.466(c)	01/28/32		100	100,124
Education 0.0%
International Schools Partnership (United Kingdom), Term Loan^	—(p)	07/06/31		343	341,452
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		38	13,209
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.000%^	8.672(c)	07/10/32		120	118,328
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.537(c)	01/30/32	EUR	375	435,191
					553,519

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.0%
Doncasters US Finance LLC (United Kingdom), 2025 Term Loan, 3 Month SOFR + 6.500%^	10.172%(c)	04/23/30	199	$200,237

Total Floating Rate and Other Loans (cost $1,175,549)				1,208,541
Municipal Bonds 0.2%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	34,971
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	232,811
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	245,256
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	17,489
				495,556
Illinois 0.0%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	177,661
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	87	89,450
				267,111
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	315,020
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	341,295
Taxable, Revenue Bonds, Series B	2.437	04/01/40	215	161,700
				818,015
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	199,180
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	65,044
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	79,609
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	58,972

Total Municipal Bonds (cost $2,227,292)				2,018,458
Residential Mortgage-Backed Securities 1.8%
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	903	882,528

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	5.103%(cc)	02/25/35		4	$3,675
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	6.731(cc)	02/25/37		5	4,675
CIM Trust, Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69		379	383,361
COLT Mortgage Loan Trust,
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70		551	556,290
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		434	438,458
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.124(c)	03/25/42		105	111,340
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.124(c)	03/25/42		90	94,366
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57		142	137,855
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		284	273,390

Cross Mortgage Trust, Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		484	484,472
Eagle Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.324(c)	04/25/34		74	74,578
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70		388	391,130
Series 2025-NQM02, Class A1, 144A	5.596(cc)	06/25/70		705	711,496

Fannie Mae REMIC, Series 2014-11, Class VB	4.500	04/25/42		464	468,124
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.874(c)	11/25/50		250	274,630
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.524(c)	01/25/34		26	25,854
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.274(c)	10/25/41		200	203,518
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.974(c)	09/25/41		300	302,396
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.224(c)	12/25/41		200	201,708
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.774(c)	04/25/42		100	102,490
Freddie Mac REMIC,
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	5.804(c)	07/25/55		1,066	1,080,316
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	5.804(c)	06/25/55		620	627,731
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A	5.648(cc)	06/25/65		415	418,852
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65		425	425,914
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	6.186(cc)	07/25/35		1	1,382
Series 2025-NQM03, Class A1, 144A	5.495(cc)	11/25/65		550	555,120

Kinbane DAC (Ireland), Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.003(c)	01/24/63	EUR	246	289,502
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66		102	101,880
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		926	927,691
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	251,220
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		600	603,876

Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.059(c)	05/26/66	EUR	339	398,257
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		6	5,903
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.596(c)	01/25/48		35	34,178
Series 2025-NQM04, Class A1, 144A	5.350(cc)	07/25/65		463	466,123

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.774(c)	04/25/34		96	96,929
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	4.496(c)	06/25/57		31	30,804
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		258	260,422
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		537	541,128
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		1,043	1,051,680

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.374%(c)	05/25/33		937	$946,851
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.215(c)	03/29/27		600	605,312

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		436	419,752
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		521	521,406
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/64		656	646,381
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		571	562,494

PRPM Trust, Series 2025-NQM04, Class A1, 144A	4.980(cc)	07/25/70		572	571,365
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.574(c)	11/25/31		83	83,444
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.565(c)	07/25/33		41	41,636

Santander Mortgage Asset Receivable Trust, Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		539	544,498
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	6.298(cc)	02/25/34		6	5,933
Verus Securitization Trust, Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		289	288,615

Total Residential Mortgage-Backed Securities (cost $19,311,863)					19,532,929
Sovereign Bonds 0.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	157	152,485
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		389	331,798
Sr. Unsec’d. Notes	1.000	07/09/29		812	724,046

Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	181,875
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	660	768,651
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	180	203,075

Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	445,060
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	198,800
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28		370	366,670
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	300	342,011
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	235,863
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	703	832,362

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	214,792
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	99,369
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30		400	412,032
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	684	744,216
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	98,056
Sr. Unsec’d. Notes	6.250	05/26/28		200	207,108
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	207,108

Total Sovereign Bonds (cost $6,414,977)					6,765,377
U.S. Government Agency Obligations 7.7%
Federal Home Loan Bank	5.500	07/15/36		135	147,395
Federal Home Loan Mortgage Corp.	2.000	12/01/50		425	346,987

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.000%	04/01/51	290	$235,988
Federal Home Loan Mortgage Corp.	2.500	09/01/46	317	274,352
Federal Home Loan Mortgage Corp.	2.500	08/01/50	448	381,990
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,625	1,387,935
Federal Home Loan Mortgage Corp.	2.500	05/01/51	354	301,699
Federal Home Loan Mortgage Corp.	2.500	05/01/51	1,406	1,192,566
Federal Home Loan Mortgage Corp.	2.500	05/01/51	1,886	1,606,461
Federal Home Loan Mortgage Corp.	2.500	07/01/51	691	588,065
Federal Home Loan Mortgage Corp.	2.500	07/01/51	892	760,704
Federal Home Loan Mortgage Corp.	2.500	08/01/51	515	444,677
Federal Home Loan Mortgage Corp.	2.500	01/01/52	435	375,077
Federal Home Loan Mortgage Corp.	2.500	04/01/52	445	384,283
Federal Home Loan Mortgage Corp.	3.000	07/01/51	318	282,455
Federal Home Loan Mortgage Corp.	3.000	11/01/51	462	410,950
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,012	910,605
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,592	1,412,402
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,503	1,332,377
Federal Home Loan Mortgage Corp.	3.500	03/01/52	728	677,771
Federal Home Loan Mortgage Corp.	4.000	05/01/52	290	277,028
Federal Home Loan Mortgage Corp.	4.500	10/01/39	45	45,063
Federal Home Loan Mortgage Corp.	5.000	04/01/34	4	3,843
Federal Home Loan Mortgage Corp.	5.000	05/01/34	8	8,510
Federal Home Loan Mortgage Corp.	5.000	10/01/35	12	12,181
Federal Home Loan Mortgage Corp.	5.000	11/01/41	98	101,131
Federal Home Loan Mortgage Corp.	5.000	10/01/52	250	250,663
Federal Home Loan Mortgage Corp.	5.000	11/01/54	979	976,144
Federal Home Loan Mortgage Corp.	5.500	12/01/33	8	8,149
Federal Home Loan Mortgage Corp.	5.500	05/01/34	1	1,331
Federal Home Loan Mortgage Corp.	5.500	07/01/34	19	18,969
Federal Home Loan Mortgage Corp.	5.500	05/01/37	3	3,416
Federal Home Loan Mortgage Corp.	5.500	10/01/37	6	6,215
Federal Home Loan Mortgage Corp.	5.500	09/01/54	2,083	2,112,553
Federal Home Loan Mortgage Corp.	5.500	01/01/55	1,828	1,853,969
Federal Home Loan Mortgage Corp.	5.500	04/01/55	920	933,037
Federal Home Loan Mortgage Corp.	6.000	01/01/34	10	10,587
Federal Home Loan Mortgage Corp.	6.000	11/01/52	586	604,194
Federal Home Loan Mortgage Corp.	6.000	12/01/52	455	469,199
Federal Home Loan Mortgage Corp.	7.000	05/01/32	3	2,817
Federal National Mortgage Assoc.	1.500	02/01/51	895	690,729
Federal National Mortgage Assoc.	1.500	03/01/51	1,406	1,088,053
Federal National Mortgage Assoc.	1.500	06/01/51	855	661,851
Federal National Mortgage Assoc.	2.000	06/01/50	1,483	1,212,355
Federal National Mortgage Assoc.	2.000	11/01/50	2,498	2,037,874
Federal National Mortgage Assoc.	2.000	12/01/50	1,602	1,307,661
Federal National Mortgage Assoc.	2.000	01/01/51	157	128,091
Federal National Mortgage Assoc.	2.000	04/01/51	3,528	2,873,912
Federal National Mortgage Assoc.	2.000	05/01/51	1,187	966,324
Federal National Mortgage Assoc.	2.500	TBA	1,000	845,234
Federal National Mortgage Assoc.	2.500	06/01/50	416	355,833
Federal National Mortgage Assoc.	2.500	10/01/50	1,671	1,427,247
Federal National Mortgage Assoc.	2.500	01/01/51	1,360	1,159,123
Federal National Mortgage Assoc.	2.500	02/01/51	451	384,927
Federal National Mortgage Assoc.	2.500	03/01/51	896	764,820
Federal National Mortgage Assoc.	2.500	06/01/51	379	323,402
Federal National Mortgage Assoc.	2.500	07/01/51	1,954	1,665,954
Federal National Mortgage Assoc.	2.500	12/01/51	478	407,341
Federal National Mortgage Assoc.	2.500	02/01/52	406	350,716
Federal National Mortgage Assoc.	2.500	03/01/52	543	468,350
Federal National Mortgage Assoc.	3.000	02/01/47	794	733,504
Federal National Mortgage Assoc.	3.000	06/01/51	108	96,232
Federal National Mortgage Assoc.	3.000	12/01/51	1,235	1,100,038
Federal National Mortgage Assoc.	3.000	02/01/52	362	320,635

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.(k)	3.000%	03/01/52	2,260	$2,003,204
Federal National Mortgage Assoc.	3.500	11/01/42	985	941,734
Federal National Mortgage Assoc.	3.500	01/01/52	321	299,133
Federal National Mortgage Assoc.	3.500	02/01/52	1,003	934,441
Federal National Mortgage Assoc.	3.500	04/01/52	588	544,917
Federal National Mortgage Assoc.	4.000	04/01/52	1,424	1,356,838
Federal National Mortgage Assoc.	4.000	05/01/52	2,903	2,767,368
Federal National Mortgage Assoc.	4.500	09/01/39	35	35,051
Federal National Mortgage Assoc.	4.500	08/01/40	32	31,999
Federal National Mortgage Assoc.	4.500	02/01/44	44	44,323
Federal National Mortgage Assoc.	4.500	08/01/44	105	104,956
Federal National Mortgage Assoc.	4.500	01/01/45	83	82,801
Federal National Mortgage Assoc.	4.500	05/01/52	374	366,861
Federal National Mortgage Assoc.	4.500	06/01/52	1,745	1,711,023
Federal National Mortgage Assoc.	5.000	07/01/35	8	8,247
Federal National Mortgage Assoc.	5.000	02/01/36	17	17,358
Federal National Mortgage Assoc.	5.000	06/01/52	337	337,852
Federal National Mortgage Assoc.	5.000	07/01/52	2,174	2,177,220
Federal National Mortgage Assoc.	5.000	08/01/52	603	604,277
Federal National Mortgage Assoc.	5.000	12/01/54	1,040	1,037,592
Federal National Mortgage Assoc.	5.000	01/01/55	482	480,743
Federal National Mortgage Assoc.	5.500	06/01/33	3	2,995
Federal National Mortgage Assoc.	5.500	08/01/33	8	7,737
Federal National Mortgage Assoc.	5.500	09/01/33	6	5,657
Federal National Mortgage Assoc.	5.500	09/01/33	15	15,265
Federal National Mortgage Assoc.	5.500	01/01/34	5	5,561
Federal National Mortgage Assoc.	5.500	01/01/34	7	6,991
Federal National Mortgage Assoc.	5.500	07/01/34	13	13,075
Federal National Mortgage Assoc.	5.500	08/01/52	231	235,036
Federal National Mortgage Assoc.	5.500	11/01/52	3,071	3,134,391
Federal National Mortgage Assoc.	5.500	12/01/54	473	479,844
Federal National Mortgage Assoc.	5.500	02/01/55	890	902,982
Federal National Mortgage Assoc.	5.500	07/01/55	2,147	2,177,843
Federal National Mortgage Assoc.	6.000	01/01/34	2	2,359
Federal National Mortgage Assoc.	6.000	01/01/34	53	54,692
Federal National Mortgage Assoc.	6.000	02/01/34	3	3,533
Federal National Mortgage Assoc.	6.000	10/01/34	3	3,315
Federal National Mortgage Assoc.	6.000	11/01/34	4	4,454
Federal National Mortgage Assoc.	6.000	11/01/34	12	12,802
Federal National Mortgage Assoc.	6.000	11/01/34	14	14,162
Federal National Mortgage Assoc.	6.000	01/01/35	27	27,240
Federal National Mortgage Assoc.	6.000	02/01/35	16	17,102
Federal National Mortgage Assoc.	6.000	08/01/36	4	4,309
Federal National Mortgage Assoc.	6.000	08/01/38	2	1,716
Federal National Mortgage Assoc.	6.000	11/01/52	740	762,911
Federal National Mortgage Assoc.	6.000	12/01/52	163	167,930
Federal National Mortgage Assoc.	6.000	04/01/53	329	339,664
Federal National Mortgage Assoc.	6.000	12/01/54	241	247,848
Federal National Mortgage Assoc.	6.500	07/01/29	1	701
Federal National Mortgage Assoc.	6.500	07/01/32	6	6,244
Federal National Mortgage Assoc.	6.500	04/01/33	3	3,525
Federal National Mortgage Assoc.	6.500	01/01/34	3	3,294
Federal National Mortgage Assoc.	6.500	10/01/36	6	6,446
Federal National Mortgage Assoc.	6.500	09/01/37	25	27,115
Federal National Mortgage Assoc.	6.500	10/01/37	23	23,641
Federal National Mortgage Assoc.	6.500	01/01/53	70	73,011
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200	225,523
Federal National Mortgage Assoc.	7.000	06/01/32	3	3,026
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	510,033
Federal National Mortgage Assoc.	7.500	09/01/30	—(r)	250
Federal National Mortgage Assoc.	8.500	02/01/28	—(r)	60
Government National Mortgage Assoc.	2.000	12/20/50	974	807,042

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	2.000%	02/20/51	456	$377,535
Government National Mortgage Assoc.	2.500	09/20/50	797	688,752
Government National Mortgage Assoc.	2.500	03/20/51	447	386,035
Government National Mortgage Assoc.	3.000	09/20/43	74	68,008
Government National Mortgage Assoc.	3.000	01/20/44	23	21,306
Government National Mortgage Assoc.	3.000	03/15/45	48	43,364
Government National Mortgage Assoc.	3.000	05/20/45	70	63,854
Government National Mortgage Assoc.	3.000	08/20/45	131	119,755
Government National Mortgage Assoc.	3.000	06/20/46	139	126,909
Government National Mortgage Assoc.	3.000	03/20/47	79	72,242
Government National Mortgage Assoc.	3.000	12/20/48	392	356,400
Government National Mortgage Assoc.(k)	3.500	12/20/51	1,770	1,625,181
Government National Mortgage Assoc.	3.500	01/20/52	821	755,890
Government National Mortgage Assoc.	3.500	03/20/52	464	427,125
Government National Mortgage Assoc.	3.500	04/20/52	502	460,801
Government National Mortgage Assoc.	4.000	03/20/52	88	83,407
Government National Mortgage Assoc.	4.000	04/20/52	671	639,401
Government National Mortgage Assoc.	4.000	08/20/52	826	785,526
Government National Mortgage Assoc.	4.500	08/20/52	2,420	2,375,906
Government National Mortgage Assoc.	5.000	10/20/37	6	6,614
Government National Mortgage Assoc.	5.000	04/20/45	33	34,236
Government National Mortgage Assoc.	5.000	09/20/52	384	384,942
Government National Mortgage Assoc.	5.500	07/15/33	6	6,444
Government National Mortgage Assoc.	5.500	12/15/33	2	2,506
Government National Mortgage Assoc.	5.500	09/15/34	62	62,518
Government National Mortgage Assoc.	5.500	01/15/36	21	21,565
Government National Mortgage Assoc.	5.500	11/20/52	399	406,739
Government National Mortgage Assoc.	6.000	02/20/53	319	327,162
Government National Mortgage Assoc.	6.000	06/20/53	292	298,953
Government National Mortgage Assoc.	6.500	TBA	1,000	1,032,539
Government National Mortgage Assoc.	6.500	07/15/32	1	588
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	148
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	457
Government National Mortgage Assoc.	6.500	08/15/32	1	740
Government National Mortgage Assoc.	6.500	08/15/32	4	3,727
Government National Mortgage Assoc.	7.000	05/15/31	1	1,447
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	101,901

Total U.S. Government Agency Obligations (cost $81,295,254)				80,923,830
U.S. Treasury Obligations 1.1%
U.S. Treasury Bonds	2.375	02/15/42	4,310	3,176,605
U.S. Treasury Bonds	4.625	11/15/44	2,265	2,222,531
U.S. Treasury Bonds(k)	4.750	11/15/43	220	220,309
U.S. Treasury Bonds	4.875	08/15/45	870	879,652
U.S. Treasury Strips Coupon(k)	2.165(s)	11/15/43	5,955	2,431,862
U.S. Treasury Strips Coupon	2.374(s)	05/15/43	550	231,605
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90	34,336
U.S. Treasury Strips Coupon	3.934(s)	11/15/41	645	296,962
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30	14,251
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	18,847
U.S. Treasury Strips Coupon	4.684(s)	11/15/42	735	318,828
U.S. Treasury Strips Coupon	4.686(s)	11/15/40	2,835	1,386,462
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	170	52,590
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	55	20,091

Total U.S. Treasury Obligations (cost $13,163,944)				11,304,931

Total Long-Term Investments (cost $801,107,711)				1,024,183,108

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 3.2%
Affiliated Mutual Funds 3.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)	29,978,675	$29,978,675
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $2,924,756; includes $2,913,578 of cash collateral for securities on loan)(b)(wa)	2,927,084	2,925,328

Total Affiliated Mutual Funds (cost $32,903,431)		32,904,003

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $1,063,227)	3.650%	03/05/26	1,070	1,063,494

Options Purchased*~ 0.0%
(cost $91,525)	69,668

Total Short-Term Investments (cost $34,058,183)	34,037,165

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.1% (cost $835,165,894)	1,058,220,273

OPTIONS Written*~ (0.0)%
(premiums received $173,219)	(129,837)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $834,992,675)	1,058,090,436
Liabilities in excess of other assets(z) (0.1)%	(678,901)

Net Assets 100.0%	$1,057,411,535

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CMS—Constant Maturity Swap
CVA—Certificate Van Aandelen (Bearer)
DAC—Designated Activity Company
DB—Deutsche Bank AG
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S&P—Standard & Poor’s
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,296,777 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,834,359; cash collateral of $2,913,578 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$13,433	$8,550	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	4	4	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	3	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	2,640	9,343	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-03/12/25	13,986	206,581	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	340,000	352,964	0.0
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	07/15/21	98,521	88,862	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	06/24/20	50,000	48,250	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	01/29/21-09/16/25	493,219	469,093	0.1
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-02/20/24	411,875	416,243	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/29/25-10/10/25	646,844	662,703	0.1
Total		$2,070,525	$2,262,593	0.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at December 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $7,744)^	8	$7,736	$—	$(8)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $12,907)^	13	12,894	—	(13)
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $300,000)^	300	302,625	2,625	—
		$323,255	$2,625	$(21)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.000%	TBA	02/12/26	$(500)	$(498,144)
Federal National Mortgage Assoc.	5.500%	TBA	02/12/26	(500)	(506,523)
Federal National Mortgage Assoc.	6.000%	TBA	02/12/26	(1,000)	(1,026,220)
Government National Mortgage Assoc.	4.000%	TBA	01/22/26	(500)	(472,246)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,500,303)					$(2,503,133)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30		—		3,757	$3
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30		—		7,515	6
Currency Option EUR vs CZK	Call	MSI	01/08/26	26.00		—	EUR	210	—
Currency Option EUR vs CZK	Call	CITI	01/20/26	26.00		—	EUR	208	—
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00		—	EUR	106	—
Currency Option EUR vs TRY	Call	BOA	01/20/26	99.00		—	EUR	935	403
Currency Option USD vs MXN	Call	CITI	01/08/26	18.31		—		974	443
Currency Option USD vs TRY	Call	BOA	01/09/26	99.00		—		316	38
Currency Option USD vs TRY	Call	BOA	01/15/26	99.00		—		848	243
Currency Option USD vs TRY	Call	CITI	01/21/26	99.00		—		244	150
Currency Option USD vs TRY	Call	JPM	01/23/26	99.00		—		243	144
Currency Option USD vs TWD	Call	JPM	01/28/26	35.00		—		242	9
Currency Option USD vs ZAR	Call	CITI	01/08/26	17.07		—		487	135
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20		—	EUR	318	513
Currency Option USD vs COP	Put	DB	01/08/26	3,500.00		—		243	1

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Put	CITI	01/29/26	3,300.00		—		242	$1
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,447	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		400	—
Currency Option USD vs MXN	Put	CITI	01/08/26	17.00		—		974	2
Currency Option USD vs ZAR	Put	CITI	01/08/26	15.50		—		487	1
Total OTC Traded (cost $21,130)									$2,092

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	10,700		$65,583
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	10,700		5
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$100.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	500		55
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$100.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	690		76
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	500		69
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	810		113
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.90%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	11,560		1,675
Total OTC Swaptions (cost $70,395)									$67,576
Total Options Purchased (cost $91,525)									$69,668
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	MSI	01/08/26	24.30		—	EUR	210	$(78)
Currency Option EUR vs CZK	Call	CITI	01/20/26	24.40		—	EUR	208	(125)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29		—	EUR	106	(80)
Currency Option EUR vs TRY	Call	BOA	01/20/26	52.75		—	EUR	935	(5,338)
Currency Option USD vs TRY	Call	BOA	01/09/26	43.65		—		316	(692)
Currency Option USD vs TRY	Call	BOA	01/15/26	43.75		—		848	(3,331)
Currency Option USD vs TRY	Call	CITI	01/21/26	43.75		—		244	(1,525)
Currency Option USD vs TRY	Call	JPM	01/23/26	44.50		—		243	(1,283)
Currency Option USD vs TWD	Call	JPM	01/28/26	30.60		—		242	(6,742)
Currency Option USD vs COP	Put	DB	01/08/26	3,800.00		—		243	(2,262)
Currency Option USD vs COP	Put	CITI	01/29/26	3,800.00		—		242	(2,732)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		927	(3)
Currency Option USD vs MXN	Put	CITI	01/08/26	18.25		—		974	(12,481)
Currency Option USD vs ZAR	Put	CITI	01/08/26	17.01		—		487	(13,007)
Total OTC Traded (premiums received $56,228)									$(49,679)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	10,700		$(38,125)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	10,700		(24,914)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	500		(1,116)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	690		(1,539)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	500		(1,521)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	810		(2,463)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	11,450		(674)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	4,960		(257)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	8,650		(400)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	4,160		$(1,023)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	11,560		(8,126)
Total OTC Swaptions (premiums received $116,991)									$(80,158)
Total Options Written (premiums received $173,219)									$(129,837)
Futures contracts outstanding at December 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
87	3 Month CME SOFR	Mar. 2026	$20,947,969	$9,628
327	5 Year U.S. Treasury Notes	Mar. 2026	35,742,634	(102,062)
160	10 Year U.S. Treasury Notes	Mar. 2026	17,990,000	(59,099)
160	10 Year U.S. Ultra Treasury Notes	Mar. 2026	18,402,501	(53,391)
217	20 Year U.S. Treasury Bonds	Mar. 2026	25,083,844	(144,377)
194	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	22,892,000	(328,961)
13	Mini MSCI EAFE Index	Mar. 2026	1,886,365	13,225
12	Mini MSCI Emerging Markets Index	Mar. 2026	846,840	26,128
5	Russell 2000 E-Mini Index	Mar. 2026	624,500	(13,949)
24	S&P 500 E-Mini Index	Mar. 2026	8,271,000	16,475
				(636,383)
Short Positions:
32	2 Year U.S. Treasury Notes	Mar. 2026	6,681,250	(2,521)
13	5 Year Euro-Bobl	Mar. 2026	1,774,646	12,691
6	10 Year Euro-Bund	Mar. 2026	899,522	12,334
3	Euro Schatz Index	Mar. 2026	376,499	667
				23,171
				$(613,212)
Forward foreign currency exchange contracts outstanding at December 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	GSI	BRL	8,868	$1,626,575	$1,604,327	$—	$(22,248)
British Pound,
Expiring 01/22/26	TD	GBP	115	151,617	154,711	3,094	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	119,380	131,000	132,718	1,718	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	2,214,539	566,161	571,273	5,112	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	5,095	245,000	247,950	2,950	—
Euro,
Expiring 01/22/26	CITI	EUR	210	242,300	247,049	4,749	—
Expiring 01/22/26	CITI	EUR	105	123,000	123,172	172	—
Expiring 01/22/26	MSI	EUR	1,332	1,552,446	1,566,930	14,484	—
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	52,608	158,000	160,621	2,621	—
Expiring 01/22/26	DB	HUF	91,140	275,000	278,263	3,263	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	62,348	688,000	688,757	757	—
Expiring 03/18/26	BOA	INR	37,525	414,000	414,538	538	—

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/18/26	CITI	INR	29,830	$328,000	$329,529	$1,529	$—
Expiring 03/18/26	JPM	INR	158,236	1,740,286	1,748,016	7,730	—
Expiring 03/18/26	UAG	INR	158,236	1,744,969	1,748,017	3,048	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	13,467,907	804,583	805,014	431	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	78,886	524,086	504,605	—	(19,481)
Expiring 01/22/26	MSI	JPY	34,655	230,295	221,676	—	(8,619)
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	5,065	160,001	160,999	998	—
Expiring 03/18/26	MSI	TWD	11,105	356,510	353,001	—	(3,509)
Expiring 03/18/26	MSI	TWD	7,633	245,000	242,631	—	(2,369)
Expiring 03/18/26	MSI	TWD	7,371	237,000	234,313	—	(2,687)
Expiring 03/18/26	SCB	TWD	7,025	225,000	223,318	—	(1,682)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	1,233	365,554	365,833	279	—
Philippine Peso,
Expiring 03/18/26	CITI	PHP	11,811	201,000	199,500	—	(1,500)
Expiring 03/18/26	JPM	PHP	4,785	80,822	80,829	7	—
Expiring 03/18/26	SCB	PHP	14,317	242,000	241,838	—	(162)
Singapore Dollar,
Expiring 03/18/26	DB	SGD	278	217,000	217,156	156	—
Expiring 03/18/26	HSBC	SGD	168	131,000	131,370	370	—
Expiring 03/18/26	MSI	SGD	168	131,000	131,377	377	—
South African Rand,
Expiring 03/18/26	DB	ZAR	2,113	123,000	126,921	3,921	—
Expiring 03/18/26	GSI	ZAR	1,954	114,680	117,327	2,647	—
South Korean Won,
Expiring 03/18/26	JPM	KRW	944,861	645,001	656,178	11,177	—
Expiring 03/18/26	MSI	KRW	135,850	92,500	94,344	1,844	—
Turkish Lira,
Expiring 01/12/26	BOA	TRY	10,560	242,000	243,780	1,780	—
Expiring 01/22/26	BARC	TRY	8,685	197,090	198,961	1,871	—
Expiring 01/22/26	BARC	TRY	8,065	183,495	184,749	1,254	—
Expiring 01/22/26	BOA	TRY	10,641	243,000	243,764	764	—
Expiring 01/22/26	HSBC	TRY	8,065	183,382	184,749	1,367	—
				$16,161,353	$16,180,104	81,008	(62,257)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	GSI	BRL	905	$166,000	$163,659	$2,341	$—
British Pound,
Expiring 01/22/26	BNY	GBP	1,538	2,044,282	2,072,924	—	(28,642)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	825,839	897,730	918,103	—	(20,373)
Colombian Peso,
Expiring 03/18/26	MSI	COP	569,588	145,000	146,934	—	(1,934)
Czech Koruna,
Expiring 01/22/26	BARC	CZK	3,823	185,000	186,048	—	(1,048)
Expiring 01/22/26	BNP	CZK	21,617	1,038,034	1,051,930	—	(13,896)
Expiring 01/22/26	DB	CZK	2,925	142,000	142,312	—	(312)
Expiring 01/22/26	SCB	CZK	3,447	167,000	167,754	—	(754)
Euro,
Expiring 01/22/26	DB	EUR	5,820	6,764,552	6,846,625	—	(82,073)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/22/26	SSB	EUR	4,365	$5,115,261	$5,134,970	$—	$(19,709)
Expiring 01/22/26	UAG	EUR	4,365	5,100,836	5,134,971	—	(34,135)
Hungarian Forint,
Expiring 01/22/26	JPM	HUF	88,378	269,000	269,831	—	(831)
Expiring 01/22/26	JPM	HUF	54,950	165,000	167,770	—	(2,770)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	2,584	140,772	142,389	—	(1,617)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	494	146,000	146,471	—	(471)
Expiring 03/18/26	CITI	PEN	461	136,500	136,640	—	(140)
Expiring 03/18/26	CITI	PEN	326	96,500	96,836	—	(336)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	1,459	400,000	406,435	—	(6,435)
Expiring 01/22/26	JPM	PLN	711	194,000	198,115	—	(4,115)
Expiring 01/22/26	MSI	PLN	1,351	368,312	376,208	—	(7,896)
Expiring 01/22/26	MSI	PLN	460	125,977	128,155	—	(2,178)
Expiring 01/22/26	UAG	PLN	437	120,023	121,619	—	(1,596)
Singapore Dollar,
Expiring 03/18/26	MSI	SGD	5,607	4,357,842	4,384,256	—	(26,414)
South African Rand,
Expiring 03/18/26	MSI	ZAR	4,209	250,482	252,766	—	(2,284)
South Korean Won,
Expiring 03/18/26	BOA	KRW	185,979	127,000	129,157	—	(2,157)
Expiring 03/18/26	CITI	KRW	1,919,957	1,311,034	1,333,353	—	(22,319)
Thai Baht,
Expiring 03/18/26	HSBC	THB	20,151	639,636	643,324	—	(3,688)
Expiring 03/18/26	JPM	THB	6,062	193,000	193,527	—	(527)
Expiring 03/18/26	MSI	THB	4,700	150,000	150,056	—	(56)
				$30,956,773	$31,243,138	2,341	(288,706)
						$83,349	$(350,963)
Credit default swap agreements outstanding at December 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	1,050	*	$1,499	$(208)	$1,707	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	345	$(1,791)	$(1,024)	$(767)	BARC
Republic of Italy	12/20/30	1.000%(Q)	520	(17,299)	(19,508)	2,209	BARC
				$(19,090)	$(20,532)	$1,442

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		485	0.348%	$13,268	$11,947	$1,321	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		224	0.138%	1,918	1,558	360	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	80	0.215%	374	299	75	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		925	0.284%	6,616	6,180	436	GSI
Federative Republic of Brazil	06/20/26	1.000%(Q)		185	0.488%	495	515	(20)	BARC
Hellenic Republic	12/20/26	1.000%(Q)		402	0.072%	3,701	3,540	161	BARC
Hellenic Republic	06/20/27	1.000%(Q)		100	0.112%	1,310	1,023	287	BARC
Hellenic Republic	12/20/27	1.000%(Q)		75	0.132%	1,271	933	338	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		338	0.166%	2,805	2,751	54	MSI
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		55	0.231%	108	91	17	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		55	0.238%	212	190	22	CITI
Kingdom of Spain	06/20/26	—%(Q)	EUR	300	0.028%	(46)	(33)	(13)	BARC
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	279	0.028%	1,594	1,482	112	BARC
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		668	0.242%	2,556	2,346	210	BARC
Petroleos Mexicanos^	03/23/26	4.100%(M)		390	*	1,767	—	1,767	GSI
Republic of France	06/20/26	5.000%(Q)	EUR	80	1.814%	1,533	1,087	446	GSI
Republic of France	06/20/27	0.250%(Q)		185	0.113%	379	332	47	BARC
Republic of France	12/20/30	0.250%(Q)		345	0.298%	(735)	(2,109)	1,374	BARC
Republic of France	06/20/35	0.250%(Q)		135	0.590%	(3,610)	(4,514)	904	BARC
Republic of France	06/20/35	0.250%(Q)		85	0.590%	(2,273)	(2,938)	665	BARC
Republic of Italy	12/20/30	1.000%(Q)		520	0.281%	17,298	14,618	2,680	BARC
Republic of Panama	06/20/26	1.000%(Q)		118	0.459%	331	275	56	CITI
Republic of Romania	12/20/26	1.000%(Q)		37	0.379%	230	176	54	BOA
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		298	0.115%	2,619	2,541	78	MSI
Slovak Republic	12/20/27	1.000%(Q)		140	0.155%	2,311	2,225	86	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		345	1.706%	(1,039)	(797)	(242)	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		187	0.187%	1,514	1,486	28	MSI
State of Qatar	12/20/26	1.000%(Q)		195	0.084%	1,773	1,645	128	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	395	0.049%	473	286	187	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		185	0.135%	801	625	176	GSI
						$59,554	$47,760	$11,794

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	2,500	$(50,841)	$(57,303)	$(6,462)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	$(34,697)	$37,072	$71,769
GBP	2,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.726%	237,353	141,179	(96,174)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.726%	(8,272)	35,948	44,220
	11,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.870%	19,237	70,370	51,133
	14,015	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(80,566)	(80,566)
	2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	479	(25,444)	(25,923)
	5,435	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	921	86,811	85,890
	3,385	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(3,599)	(93,820)	(90,221)
	3,760	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.870%	—	(80,694)	(80,694)
	3,010	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(20,833)	(178,666)	(157,833)
	635	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	289,857	312,863	23,006
	3,555	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	51,991	141,564	89,573
	2,665	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.870%	20,643	205,247	184,604
	2,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.870%	—	169,160	169,160
					$553,080	$741,024	$187,944

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at December 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	(6,118)	$184,006	$—	$184,006
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Balanced Fund